Schroder Mutual Funds

Prospectus

March 1, 2020

> Schroder North American Equity Fund seeks long-term capital growth.

> Schroder Long Duration Investment-Grade Bond Fund seeks to achieve a total return that exceeds that of the Fund’s benchmark, the Bloomberg Barclays U.S. Long Government/Credit Bond Index.

> Schroder Total Return Fixed Income Fund seeks a high level of total return.

> Schroder Core Bond Fund seeks long-term total return consistent with the preservation of capital.

Equity Funds

Schroder North American Equity Fund

Investor Shares (SNAEX)

Fixed Income Funds

Schroder Long Duration Investment-Grade Bond Fund

Investor Shares (STWLX)

Schroder Total Return Fixed Income Fund

Investor Shares (SBBIX)

Schroder Core Bond Fund

R6 Shares (SCBRX)

Beginning on March 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or you can contact your financial intermediary to inform it that you wish to continue receiving paper copies of your shareholder reports. If you invest directly with a Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling (800) 464-3108. Your election to receive reports in paper will apply to all funds held with your financial intermediary if you invest through a financial intermediary or all Schroder Funds if you invest directly with a Fund.

This Prospectus explains what you should know about the Funds before you invest. Please read it carefully.

Neither the U.S. Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or determined if this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Summary Information about the Funds

Schroder North American Equity Fund

Investment Objective

The Fund seeks long-term capital growth.

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Investor Shares
Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Investor Shares
Management Fees	0.25%
Distribution (12b-1) Fees	None
Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.33%

Example. This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in Investor Shares of the Fund for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

	1 Year	3 Years	5 Years	10 Years
Investor Shares (whether or not shares are redeemed)	$34	$106	$185	$418

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 50% of the average value of its portfolio.

Principal Investment Strategies

The Fund normally invests at least 80% of its net assets in equity securities of companies organized and principally traded in, or with their principal places of business and principally traded in, North America. This policy is non-fundamental and may be changed by the Trustees, without a vote of the shareholders of the Fund, upon at least 60 days’ prior written notice to shareholders. The Fund’s portfolio may include large, well-known companies as well as smaller, less-closely followed companies, including micro cap companies. The Fund’s sub-adviser, Schroder Investment Management North America Ltd. (“SIMNA Ltd.” or the “Sub-Adviser”), uses a proprietary quantitative investment analysis to evaluate market and economic sectors, companies, and stocks on the basis of long-term historical data in order to construct a highly diversified portfolio of equity securities of North American issuers. In addition, the Sub-Adviser attempts to identify anticipated short-term deviations from longer-term historical trends and cycles, and may adjust the portfolio to seek to take advantage of those deviations. The Sub-Adviser also considers certain environmental, social and/or governance (ESG) factors when assessing investment opportunities

Schroder North American Equity Fund	1

Summary Information about the Funds

that otherwise meet the Sub-Adviser’s investment criteria. The Fund’s investment portfolio, including the number of positions and the sector weightings, will change as the Sub-Adviser’s evaluation of economic, market and company-specific factors change. The Fund may invest in common and preferred stocks, convertible securities and warrants of companies of any size market capitalization. The Fund may also invest in real estate investment trusts (“REITs”), closed-end funds or exchange-traded funds (“ETFs”) (open-end investment companies whose shares may be bought or sold by investors in transactions on major stock exchanges), and may use options, futures contracts, and other derivative instruments in pursuing its principal investment strategies. The Fund may hedge some of its foreign currency exposure back into the U.S. dollar, although it does not normally expect to do so.

The Fund may use derivatives for purposes of complying with the 80% policy described above. An investment in a U.S. closed-end fund or ETF that has a policy that it will normally invest at least 80% of its net assets in equity securities of North American companies, and has “North America” or the equivalent in its name, or foreign funds with similar investment policies, will be treated as an investment in equity securities of North American companies for purposes of determining if the Fund has invested at least 80% of its net assets in such securities. The Fund considers North America to consist of the United States and Canada.

Principal Risks

It is possible to lose money on an investment in the Fund. The Fund will be affected by the investment decisions, techniques and risk analyses of the Fund’s investment team and there is no guarantee that the Fund will achieve its investment objective. The values of investments held by the Fund may fluctuate in response to actual or perceived issuer, political, market, and economic factors influencing the financial markets generally, or relevant industries or sectors within them. Fluctuations may be more pronounced if the Fund invests substantially in one country or group of countries or in companies with smaller market capitalizations. Other principal risks of investing in the Fund include:

●	Active Investment Management Risk: The risk that, if the Sub-Adviser’s investment strategy does not perform as expected, the Fund could underperform its peers or lose money;

●

Market Risk: the risk that the markets will perform poorly or that the returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of investments. Markets may, in response to governmental actions or intervention, economic or market developments, or other external factors, experience periods of high volatility and reduced liquidity. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, potentially at unfavorable prices. Certain securities, particularly fixed income securities, may be difficult to value during such periods;

●

Equity Securities Risk: equity securities may be highly volatile and may react more strongly to changes in overall market conditions, or to a particular issuer’s financial condition or prospects, than other securities of the same issuer or relative to other asset classes; in a liquidation or bankruptcy, claims of bond owners take priority over those of preferred stockholders, whose claims take priority over those of common stockholders;

●

Geographic Focus Risk: Because the Fund invests principally in equity securities of North American companies, its performance may at times be worse than the performance of other mutual funds that invest more broadly.

●	Convertible Securities Risk: debt securities that are convertible into preferred or common stocks are subject to the risks of both debt and equity securities;

●

Warrants Risk: warrants involve the market risk related to the underlying securities, the counterparty risk with respect to the issuing broker, and risk of illiquidity within the trading market for warrants;

●

Counterparty Risk: a counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations;

Schroder North American Equity Fund	2

Summary Information about the Funds

●

REIT Risk: REITs involve risks similar to those associated with direct ownership of real estate and may be subject to the risks affecting equity securities generally. Some REITs have limited diversification. The Fund bears its proportionate share of a REIT’s expenses;

●

Foreign Securities Risk: investments in non-U.S. issuers may be affected by adverse political, regulatory, economic, market or other developments affecting issuers located in foreign countries, or by foreign withholding taxes;

●

Foreign Currencies Risk: the value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies;

●

Liquidity Risk: at times, the Fund may be invested in illiquid securities that may be highly volatile, difficult to value, and difficult to sell or close out at favorable prices or times. Investments in foreign securities, as well as investments in small cap securities, tend to have greater exposure to liquidity risk;

●

Leverage Risk: the use of leverage can amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet any required asset segregation requirements;

●

Derivatives Risk: investing in derivative instruments, including options and futures contracts, may be considered speculative and involves leverage, liquidity, credit, interest rate and valuation risks and the risk of losing more than the principal amount invested. Derivatives also involve the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate, or index;

●

Micro, Small and Mid Cap Companies Risk: investments in securities issued by smaller companies tend to be more vulnerable to adverse developments than larger companies, and may present increased liquidity risk, and their prices may be highly volatile;

●

Investments in Pooled Vehicles Risk: investing in another investment company subjects the Fund to that company’s risks, and, in general, to a pro rata portion of that company’s fees and expenses. Investing in another investment company also involves liquidity risk and valuation risk;

●

Valuation Risk: certain securities may be difficult to value, and there can be no assurance that the valuation placed on a security held by the Fund will reflect that actual price at which the security might be sold in a market transaction;

●

Large Shareholder Risk: certain account holders may from time to time own or control a significant percentage of the Fund’s shares. The Fund is subject to the risk that a redemption by large shareholders of all or a portion of their Fund shares or a purchase of Fund shares in large amounts and/or on a frequent basis, including as a result of asset allocation decisions, will adversely affect the Fund’s performance if it is forced to sell portfolio securities or invest cash when the Sub-Adviser would not otherwise choose to do so. Redemptions of a large number of shares may affect the liquidity of the Fund’s portfolio, increase the Fund’s transaction costs and/or lead to the liquidation of the Fund; and

●	Portfolio Turnover Risk: if the Fund frequently trades its securities, this will increase transaction costs, may result in taxable capital gains, and may lower investment performance.

Please see “Principal Risks of Investing in the Funds” in the Fund’s full Prospectus for a more detailed description of the Fund’s risks. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of a broad-based market index. Past performance (before and after taxes) is not necessarily predictive of future performance. Visit www.schroderfunds.com for more current performance information.

Schroder North American Equity Fund	3

Summary Information about the Funds

Calendar Year Total Returns – Investor Shares

Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest 3/31/2019	Lowest 9/30/2011
12.17%	-13.94%

Average Annual Total Returns for Periods Ended December 31, 2019
	1 Year	5 Years	10 Years
Investor Shares - Return Before Taxes	28.47%	10.65%	12.60%
Investor Shares - Return After Taxes on Distributions	26.52%	8.60%	11.27%
Investor Shares - Return After Taxes on Distributions and Sale of Fund Shares	18.15%	7.89%	10.17%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	31.49%	11.70%	13.56%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their shares in the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Management of the Fund

Investment Adviser – Schroder Investment Management North America Inc. (“Schroders” or the “Adviser”)

Sub-Adviser – Schroder Investment Management North America Ltd.

Portfolio Managers –

Justin Abercrombie, Head of Quantitative Equity Products and Lead Portfolio Manager, has managed the Fund since its inception in 2003.

Stephen Langford, CFA, Portfolio Manager, has managed the Fund since March 2011.

Purchase and Sale of Fund Shares

Investor Shares are intended primarily for purchase by larger accounts or through fund networks or financial intermediaries that have arrangements with the Adviser or the Fund’s distributor to sell shares, subject to the minimums of such fund networks or financial intermediaries. The minimum initial investment for Investor Shares is $250,000 and the minimum subsequent investment is $1,000.

The minimums may be waived or modified under certain circumstances by the Adviser. Please consult your financial intermediary for more information on purchases and redemptions. If shares are held in the name of a financial intermediary, they may only be sold through that financial intermediary.

Direct Purchases and Redemptions. If eligible, you may also purchase shares by completing an account application and sending payment by check or wire as described in the application. An application to purchase shares of the Fund may be obtained by calling the Fund’s transfer agent, DST Asset Manager

Schroder North American Equity Fund	4

Summary Information about the Funds

Solutions, Inc. (“DST AMS”) at 800-464-3108 (617-483-5000 from outside the United States) or going to www.schroderfunds.com. You may sell (redeem) your shares on any day the New York Stock Exchange is open by contacting your financial intermediary, by sending a letter of instruction to Schroder Mutual Funds (P.O. Box 219360, Kansas City, MO 64121-9360) or by calling DST AMS.

Tax Information

The Fund’s distributions are generally currently taxable to you as ordinary income, qualified dividend income, or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account. Such tax-advantaged arrangements may be taxed at or upon withdrawal of monies from those arrangements. Taxes on distributions of capital gains are determined by how long the Fund owned the investment that generated the gains, rather than how long you have owned your shares.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor or their affiliates may pay the intermediary for the sale of Fund shares and other services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Schroder North American Equity Fund	5

Summary Information about the Funds

Schroder Long Duration Investment-Grade Bond Fund

Investment Objective

The Fund seeks to achieve a total return that exceeds that of the Fund’s benchmark, the Bloomberg Barclays U.S. Long Government/Credit Bond Index.

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Investor Shares
Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Investor Shares
Management Fees	0.25%
Other Expenses(1)	0.37%
Total Annual Fund Operating Expenses	0.62%
Less: Fee Waiver and/or Expense Reimbursement(2)	(0.30)%
Net Annual Fund Operating Expenses	0.32%

(1)

“Other Expenses” shown for Investor Shares include the maximum rate applicable under the Fund’s shareholder service plan, 0.15% of the average daily net assets attributable to the class. For the fiscal year ended October 31, 2019, the Fund paid 0.05% of the average daily net assets attributable to its Investor Shares under the plan.

(2)

In order to limit the Fund’s expenses, the Fund’s adviser, Schroder Investment Management North America Inc. (“Schroders” or the “Adviser”), has contractually agreed through February 28, 2021 to waive its fees, pay Fund operating expenses, and/or reimburse the Fund to the extent that Total Annual Fund Operating Expenses (other than acquired fund fees and expenses, other indirect acquired fund expenses, interest, taxes, and extraordinary expenses), for the Fund’s Investor Shares, exceed 0.32% of Investor Shares’ average daily net assets. The expense limitation may only be terminated during its term by the Board of Trustees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in Investor Shares of the Fund for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions. The Example is based, through February 28, 2021, on Net Annual Fund Operating Expenses and, for all other periods, on Total Annual Fund Operating Expenses.

	1 Year	3 Years	5 Years	10 Years
Investor Shares (whether or not shares are redeemed)	$33	$168	$316	$746

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 73% of the average value of its portfolio.

Schroder Long Duration Investment-Grade Bond Fund	6

Summary Information about the Funds

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing in a diversified portfolio of fixed income debt instruments of varying maturities. The Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. dollar-denominated, investment-grade fixed income debt instruments. This investment policy may be changed by the Fund upon 60 days’ prior notice to shareholders. The Fund may use derivatives and exchange-traded funds (“ETFs”) with economic characteristics similar to U.S. dollar-denominated, investment-grade fixed income debt instruments for purposes of complying with this policy. “Fixed income debt instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

The fixed income debt instruments in which the Fund may invest include securities issued or guaranteed by the U.S. Government and its agencies; government-sponsored enterprise securities; corporate bonds; mortgage-backed securities (including “to be announced” or “TBA” transactions); asset-backed securities; municipal securities; sovereign debt and debt securities issued by supranational organizations. They may pay fixed, variable, or floating interest rates. “Investment-grade” securities are securities that are rated by at least one major rating agency in one of its top four rating categories, or, if unrated, that are determined by the Adviser or the Fund’s sub-adviser, Schroder Investment Management North America Ltd. (“SIMNA Ltd.” or the “Sub-Adviser”), to be of similar quality, at the time of purchase. In the case of a split rated security (that is, two or more rating agencies give a security different ratings), the highest rating shall apply. The Fund may invest without limit in U.S. dollar denominated foreign securities. The Fund may invest in ETFs (open-end investment companies whose shares may be bought and sold by investors in transactions on major stock exchanges). The Fund may also invest a portion of its assets in cash and cash equivalents.

While the Fund may invest in fixed income securities of any maturity or duration, under normal market conditions, the Adviser and the Sub-Adviser seek to maintain an average effective portfolio duration that is within +/- 1 year of the average effective duration of the Fund’s benchmark, the Bloomberg Barclays U.S. Long Government/Credit Bond Index, on an adjusted basis. The Adviser and the Sub-Adviser generally adjust the duration of tax-exempt municipal bonds by a factor (currently 0.7) to reflect the view that their prices are typically less sensitive to changes in interest rates than taxable securities. At times, the Fund’s investments in municipal securities may be substantial depending on the Adviser’s and the Sub-Adviser’s outlook on the market. Duration is a measure of a debt security’s price sensitivity to a given change in interest rates; effective duration is a measure of the Fund’s portfolio duration adjusted for the anticipated effect of interest rate changes on pre-payment rates. Generally, the higher a debt security’s duration, the greater its price sensitivity to a change in interest rates. In contrast to duration, maturity measures only the time until final payment is due.

The Adviser’s and the Sub-Adviser decision to purchase or sell a security or make investments in a particular sector is based on relative value considerations. In analyzing the relative attractiveness of a particular security or sector, the Adviser and the Sub-Adviser assess an issue’s historical relationships to other bonds, technical factors including supply and demand and fundamental risk and reward relationships, as well as certain environmental, social and/or governance (ESG) factors. When making decisions to purchase or sell a security, the Adviser and the Sub-Adviser also consider a number of factors including sector exposures, interest rate duration, yield and the relationship between yields and maturity dates.

The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any.

The Fund may engage in active and frequent trading of portfolio securities in seeking to achieve its investment objective.

Principal Risks

It is possible to lose money on an investment in the Fund. The Fund will be affected by the investment decisions, techniques and risk analyses of the Fund’s investment team and there is no guarantee that the Fund will achieve its investment objective. The values of investments held by the Fund may fluctuate in

Schroder Long Duration Investment-Grade Bond Fund	7

Summary Information about the Funds

response to actual or perceived issuer, political, market, and economic factors influencing the financial markets generally, or relevant industries or sectors within them. Fluctuations may be more pronounced if the Fund invests substantially in one country or group of countries or in companies with smaller market capitalizations. Other principal risks of investing in the Fund include:

●	Active Investment Management Risk: The risk that, if the Adviser’s and the Sub-Adviser’s investment strategy does not perform as expected, the Fund could underperform its peers or lose money;

●

Market Risk: the risk that the markets will perform poorly or that the returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of investments. Markets may, in response to governmental actions or intervention, economic or market developments, or other external factors, experience periods of high volatility and reduced liquidity. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, potentially at unfavorable prices. Certain securities, particularly fixed income securities, may be difficult to value during such periods;

●	Debt Securities Risk: investing in debt securities may expose the Fund to “Credit Risk,” “Interest Rate Risk,” “Valuation Risk,” and “Inflation/Deflation Risk,” among other risks;

●

Interest Rate Risk: fixed income, or debt, securities generally decline in value in response to increases in interest rates; in addition, as interest rates fall, borrowers may prepay their obligations, generally requiring the recipients to reinvest those payments in instruments paying interest at lower rates. Generally, the higher a debt security’s duration, the greater its price sensitivity to a change in interest rates;

●	Credit Risk: the ability, or perceived ability, of the issuer of a debt security to make timely payments of interest and principal will affect the security’s value;

●

Rating Agencies Risk: ratings reflect only the views of the originating rating agencies. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency establishing the rating, circumstances warrant. A downward revision or withdrawal of such ratings, or both, may have an effect on the liquidity or market price of the securities in question;

●

Inflation/Deflation Risk: the value of the Fund’s investments may decline as inflation reduces the value of money; conversely, if deflation reduces prices throughout the economy there may be an adverse effect on the creditworthiness of issuers in whose securities the Fund invests;

●

Foreign Securities Risk: investments in non-U.S. issuers may be affected by adverse political, regulatory, economic, market or other developments affecting issuers located in foreign countries, by currency exchange rates or regulations, or by foreign withholding taxes;

●

Mortgage-Backed and Asset-Backed Securities Risk: investing in mortgage- and asset-backed securities involves interest rate, credit, valuation, and liquidity risks and the risk that payments on the underlying assets are delayed, prepaid, subordinated or defaulted on;

●

Municipal Securities Risk: economic, political or regulatory changes may impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund’s municipal securities. Interest and principal on some municipal securities are payable only out of limited income or revenue streams;

●

U.S. Government Securities Risk: securities issued or guaranteed by certain agencies and instrumentalities of the U.S. Government may not be supported by the full faith and credit of the United States; investing in such securities may involve interest rate and mortgage and asset-backed securities risks;

●

Liquidity Risk: at times, the Fund may be invested in illiquid securities that may be highly volatile, difficult to value, and difficult to sell or close out at favorable prices or times. Investments in foreign securities tend to have greater exposure to liquidity risk;

Schroder Long Duration Investment-Grade Bond Fund	8

Summary Information about the Funds

●	Portfolio Turnover Risk: if the Fund frequently trades its securities, this will increase transaction costs, may result in taxable capital gains, and may lower investment performance;

●

Counterparty Risk: a counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations;

●

Valuation Risk: certain securities may be difficult to value, and there can be no assurance that the valuation placed on a security held by the Fund will reflect that actual price at which the security might be sold in a market transaction;

●

Large Shareholder Risk: certain account holders may from time to time own or control a significant percentage of the Fund’s shares. The Fund is subject to the risk that a redemption by large shareholders of all or a portion of their Fund shares or a purchase of Fund shares in large amounts and/or on a frequent basis, including as a result of asset allocation decisions, will adversely affect the Fund’s performance if it is forced to sell portfolio securities or invest cash when the Adviser and the Sub-Adviser would not otherwise choose to do so. Redemptions of a large number of shares may affect the liquidity of the Fund’s portfolio, increase the Fund’s transaction costs and/or lead to the liquidation of the Fund;

●

Leverage Risk: the use of leverage can amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet any required asset segregation requirements;

●

“To Be Announced” Transactions Risk: TBA transactions may create investment leverage; the ability of the Fund to benefit from its investment in a TBA transaction will depend on the ability and willingness of its counterparty to perform its obligations to the Fund; and

●

Investments in Pooled Vehicles Risk: investing in another investment company subjects the Fund to that company’s risks, and, in general, to a pro rata portion of that company’s fees and expenses. Investing in another investment company also involves liquidity risk and valuation risk.

Please see “Principal Risks of Investing in the Funds” in the Fund’s full Prospectus for a more detailed description of the Fund’s risks. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of a broad-based market index. All performance and other information for periods prior to June 24, 2013 is that of STW Long Duration Investment-Grade Bond Fund, a series of The Advisors’ Inner Circle Fund II, which merged into the Fund on June 24, 2013. Past performance (before and after taxes) is not necessarily predictive of future performance. Visit www.schroderfunds.com for more current performance information.

Calendar Year Total Returns – Investor Shares

Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest 3/31/2014	Lowest 6/30/2015
7.05%	-7.82%

Schroder Long Duration Investment-Grade Bond Fund	9

Summary Information about the Funds

Average Annual Total Returns for Periods Ended December 31, 2019
	1 Year	5 Years	Since Inception (10/3/11)
Investor Shares - Return Before Taxes	19.32%	4.83%	6.71%
Investor Shares - Return After Taxes on Distributions	17.91%	4.21%	5.60%
Investor Shares - Return After Taxes on Distributions and Sale of Fund Shares	13.10%	4.26%	5.75%
Bloomberg Barclays U.S. Long Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)	19.59%	5.42%	5.47%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their shares in the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Management of the Fund

Investment Adviser – Schroder Investment Management North America Inc.

Sub-Adviser – Schroder Investment Management North America Ltd.

Portfolio Managers –

Andrew B.J. Chorlton, CFA, Portfolio Manager, has managed the Fund since its inception in 2011.

Neil G. Sutherland, CFA, Portfolio Manager, has managed the Fund since its inception in 2011.

Julio C. Bonilla, CFA, Portfolio Manager, has managed the Fund since its inception in 2011.

Lisa Hornby, CFA, Portfolio Manager, has managed the Fund since 2016.

Purchase and Sale of Fund Shares

Investor Shares are intended primarily for purchase by larger accounts or through fund networks or financial intermediaries that have arrangements with the Adviser or the Fund’s distributor to sell shares, subject to the minimums of such fund networks or financial intermediaries. The minimum initial investment for Investor Shares is $250,000 and the minimum subsequent investment is $1,000.

The minimums may be waived or modified under certain circumstances by the Adviser. Please consult your financial intermediary for more information on purchases and redemptions. If shares are held in the name of a financial intermediary, they may only be sold through that financial intermediary.

Direct Purchases and Redemptions. If eligible, you may also purchase shares by completing an account application and sending payment by check or wire as described in the application. An application to purchase shares of the Fund may be obtained by calling the Fund’s transfer agent, DST Asset Manager Solutions, Inc. (“DST AMS”) at 800-464-3108 (617-483-5000 from outside the United States) or going to www.schroderfunds.com. You may sell (redeem) your shares on any day the New York Stock Exchange is open by contacting your financial intermediary, by sending a letter of instruction to Schroder Mutual Funds (P.O. Box 219360, Kansas City, MO 64121-9360) or by calling DST AMS.

Schroder Long Duration Investment-Grade Bond Fund	10

Summary Information about the Funds

Tax Information

The Fund’s distributions are generally currently taxable to you as ordinary income, qualified dividend income, or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account. Such tax-advantaged arrangements may be taxed at or upon withdrawal of monies from those arrangements. Taxes on distributions of capital gains are determined by how long the Fund owned the investment that generated the gains, rather than how long you have owned your shares.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor or their affiliates may pay the intermediary for the sale of Fund shares and other services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Schroder Long Duration Investment-Grade Bond Fund	11

Summary Information about the Funds

Schroder Total Return Fixed Income Fund

Investment Objective

The Fund seeks a high level of total return.

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Investor Shares
Shareholder Fees (fees paid directly from your investment):	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Investor Shares
Management Fees	0.25%
Distribution (12b-1) Fees	None
Other Expenses(1)	0.81%
Total Annual Fund Operating Expenses	1.06%
Less: Fee Waiver and/or Expense Reimbursement(2)	(0.66)%
Net Annual Fund Operating Expenses	0.40%

(1)

“Other Expenses” shown for Investor Shares include the maximum rate applicable under the Fund’s shareholder service plan, 0.15% of the average daily net assets attributable to each class. For the fiscal year ended October 31, 2019, the Fund paid 0.08% of the average daily net assets attributable to its Investor Shares under the plan.

(2)

In order to limit the Fund’s expenses, the Fund’s adviser, Schroder Investment Management North America Inc. (“Schroders” or the “Adviser”), has contractually agreed through February 28, 2021 to waive its fees, pay Fund operating expenses, and/or reimburse the Fund to the extent that Total Annual Fund Operating Expenses (other than acquired fund fees and expenses, other indirect acquired fund expenses, interest, taxes, and extraordinary expenses), for the Fund’s Investor Shares, exceed 0.40% of Investor Shares’ average daily net assets. The expense limitation may only be terminated during its term by the Board of Trustees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in Investor Shares of the Fund for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions. The Example is based, through February 28, 2021, on the Net Annual Fund Operating Expenses and, for all other periods, on Total Annual Fund Operating Expenses.

	1 Year	3 Years	5 Years	10 Years
Investor Shares (whether or not shares are redeemed)	$41	$271	$521	$1,234

Schroder Total Return Fixed Income Fund	12

Summary Information about the Funds

Portfolio Turnover. The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 92% of the average value of its portfolio.

Principal Investment Strategies

The Adviser and the Fund’s sub-adviser, Schroder Investment Management North America Ltd. (“SIMNA Ltd.” or the “Sub-Adviser”), seek to invest the Fund’s assets in a portfolio of securities that offer high total return – from current income, increases in market value, or both. The Fund normally invests at least 80% of its net assets in fixed income obligations. This policy is non-fundamental and may be changed by the Trustees, without a vote of the shareholders of the Fund, upon at least 60 days’ prior written notice to shareholders. The Fund may use derivatives and exchange-traded funds (“ETFs”) with economic characteristics similar to fixed income obligations for purposes of complying with this policy. The Adviser and the Sub-Adviser currently consider fixed income obligations to include U.S. and foreign government securities, debt securities of domestic and foreign corporations, mortgage-backed and other asset-backed securities (which may include “to be announced” (“TBA”) transactions), municipal bonds, obligations of international agencies or supranational entities, zero-coupon securities, convertible securities, inflation-indexed bonds, structured notes, including hybrid or “indexed” securities, event-linked bonds, and loan participations, delayed funding loans and revolving credit facilities, and short-term investments, such as repurchase agreements, bank certificates of deposit, fixed time deposits, and bankers’ acceptances. Fixed income securities in which the Fund invests may include securities that pay interest at fixed, floating or variable rates. The Fund may invest in securities of issuers located anywhere in the world, but will normally not invest more than 20% of its total assets in securities that are not denominated in the U.S. dollar. The Adviser and the Sub-Adviser currently expect that a substantial portion of the Fund’s assets will be invested in mortgage-backed securities (including collateralized mortgage obligations) and asset-backed securities. The Fund invests principally in securities that, at the time of purchase, are rated “investment grade” (or considered by the Adviser and the Sub-Adviser to be of comparable quality) although the Fund may invest up to 30% of its total assets in securities below “investment grade,” which are sometimes referred to as “high yield securities” or “junk bonds.” The Fund intends to maintain an average effective portfolio duration that is within 30% of the average effective duration of the Bloomberg Barclays U.S. Aggregate Bond Index. Duration is a measure of a debt security’s price sensitivity to a given change in interest rates; effective duration is a measure of the Fund’s portfolio duration adjusted for the anticipated effect of interest rate changes on pre-payment rates. Generally, the higher a bond’s duration, the greater its price sensitivity to a change in interest rates. In contrast to duration, maturity measures only the time until final payment is due. The Adviser and the Sub-Adviser generally rely on detailed proprietary research, and focus on sectors and securities they believe are undervalued relative to the market. The Adviser and the Sub-Adviser seek to exploit inefficiencies in the valuation of risk and reward and look to capitalize on shifting market risks and dynamics caused by economic and technical factors. The Adviser and the Sub-Adviser consider the liquidity of securities and the portfolio overall as an important factor in portfolio construction. The Adviser and Sub-Adviser also consider certain environmental, social and/or governance (ESG) factors when assessing investment opportunities that otherwise meet their investment critera. The Fund may enter into derivatives transactions such as interest rate futures and options, interest rate swap agreements, forward contracts, and credit default swaps for hedging purposes, or otherwise to increase total return, or to gain long or short exposure to securities or market sectors as a substitute for cash investments (not for leverage) or pending the sale of securities by the Fund and reinvestment of the proceeds. The Fund may, but is not required to, enter into foreign currency exchange transactions, for hedging purposes or to adjust the exposure of the Fund to changes in the values of various foreign currencies. The Fund may hedge some of its foreign currency exposure back into the U.S. dollar, although it does not normally expect to do so. The Fund may invest in ETFs (open-end investment companies whose shares may be bought and sold by investors in transactions on major stock exchanges).

The Fund may engage in active and frequent trading of portfolio securities in seeking to achieve its investment objective.

Schroder Total Return Fixed Income Fund	13

Summary Information about the Funds

Principal Risks

It is possible to lose money on an investment in the Fund. The Fund will be affected by the investment decisions, techniques and risk analyses of the Fund’s investment team and there is no guarantee that the Fund will achieve its investment objective. The values of investments held by the Fund may fluctuate in response to actual or perceived issuer, political, market, and economic factors influencing the financial markets generally, or relevant industries or sectors within them. Fluctuations may be more pronounced if the Fund invests substantially in one country or group of countries or in companies with smaller market capitalizations. Other principal risks of investing in the Fund include:

●	Active Investment Management Risk: The risk that, if the Adviser’s and the Sub-Adviser’s investment strategy does not perform as expected, the Fund could underperform its peers or lose money;

●

Market Risk: the risk that the markets will perform poorly or that the returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of investments. Markets may, in response to governmental actions or intervention, economic or market developments, or other external factors, experience periods of high volatility and reduced liquidity. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, potentially at unfavorable prices. Certain securities, particularly fixed income securities, may be difficult to value during such periods;

●	Debt Securities Risk: investing in debt securities may expose the Fund to “Credit Risk,” “Interest Rate Risk,” “Valuation Risk,” and “Inflation/Deflation Risk,” among other risks;

●

Interest Rate Risk: fixed income, or debt, securities generally decline in value in response to increases in interest rates; in addition, as interest rates fall, borrowers may prepay their obligations, generally requiring the recipients to reinvest those payments in instruments paying interest at lower rates. Generally, the higher a debt security’s duration, the greater its price sensitivity to a change in interest rates;

●

Credit Risk: the ability, or perceived ability, of the issuer of a debt security to make timely payments of interest and principal will affect the security’s value, especially for speculative securities below investment grade (“high yield bonds” or “junk bonds”);

●

High Yield/Junk Bond Risk: lower-quality debt securities can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general;

●

Rating Agencies Risk: ratings reflect only the views of the originating rating agencies. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency establishing the rating, circumstances warrant. A downward revision or withdrawal of such ratings, or both, may have an effect on the liquidity or market price of the securities in question;

●

Inflation/Deflation Risk: the value of the Fund’s investments may decline as inflation reduces the value of money; conversely, if deflation reduces prices throughout the economy there may be an adverse effect on the creditworthiness of issuers in whose securities the Fund invests;

●

Foreign Securities Risk: investments in non-U.S. issuers may be affected by adverse political, regulatory, economic, market or other developments affecting issuers located in foreign countries, or by foreign withholding taxes;

●

Foreign Currencies Risk: the value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies;

Schroder Total Return Fixed Income Fund	14

Summary Information about the Funds

●

Emerging Markets Securities Risk: compared to foreign developed markets, investing in emerging markets may involve heightened volatility, greater political, regulatory, legal and economic uncertainties, less liquidity, dependence on particular commodities or international aid, high levels of inflation, and certain special risks associated with smaller capitalization companies;

●

Mortgage-Backed and Asset-Backed Securities Risk: investing in mortgage- and asset-backed securities involves interest rate, credit, valuation, and liquidity risks and the risk that payments on the underlying assets are delayed, prepaid, subordinated or defaulted on;

●

Municipal Securities Risk: economic, political or regulatory changes may impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund’s municipal securities. Interest and principal on some municipal securities are payable only out of limited income or revenue streams;

●

U.S. Government Securities Risk: securities issued or guaranteed by certain agencies and instrumentalities of the U.S. Government may not be supported by the full faith and credit of the United States; investing in such securities may involve interest rate and mortgage and asset-backed securities risks;

●

Liquidity Risk: at times, the Fund may be invested in illiquid securities that may be highly volatile, difficult to value, and difficult to sell or close out at favorable prices or times. Investments in foreign securities tend to have greater exposure to liquidity risk;

●	Portfolio Turnover Risk: if the Fund frequently trades its securities, this will increase transaction costs, may result in taxable capital gains, and may lower investment performance;

●

Counterparty Risk: a counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations;

●

Valuation Risk: certain securities may be difficult to value, and there can be no assurance that the valuation placed on a security held by the Fund will reflect that actual price at which the security might be sold in a market transaction;

●

Large Shareholder Risk: certain account holders may from time to time own or control a significant percentage of the Fund’s shares. The Fund is subject to the risk that a redemption by large shareholders of all or a portion of their Fund shares or a purchase of Fund shares in large amounts and/or on a frequent basis, including as a result of asset allocation decisions, will adversely affect the Fund’s performance if it is forced to sell portfolio securities or invest cash when the Adviser and the Sub-Adviser would not otherwise choose to do so. Redemptions of a large number of shares may affect the liquidity of the Fund’s portfolio, increase the Fund’s transaction costs and/or lead to the liquidation of the Fund;

●

Derivatives Risk: investing in derivative instruments, including futures, options, swap agreements and forward contracts, may be considered speculative and involves leverage, liquidity, credit, interest rate and valuation risks and the risk of losing more than the principal amount invested. Derivatives also involve the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate, or index;

●

LIBOR Replacement Risk: The elimination of the London Inter-Bank Offered Rate (“LIBOR”) may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. The U.K. Financial Conduct Authority has announced that it intends to stop compelling or inducing banks to submit LIBOR rates after 2021. However, it remains unclear if LIBOR will continue to exist in its current, or a modified, form. Alternatives to LIBOR are established or in development in most major currencies, including the Secured Overnight Financing Rate (“SOFR”), which is intended to replace U.S. dollar LIBOR. Markets are slowly developing in response to these new rates. Questions around liquidity impacted by these rates, and how to appropriately adjust these rates at the time of transition, remain a concern for the

Schroder Total Return Fixed Income Fund	15

Summary Information about the Funds

Fund. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Fund until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted;

●

Leverage Risk: the use of leverage can amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet any required asset segregation requirements;

●

“To Be Announced” Transactions Risk: TBA transactions may create investment leverage; the ability of the Fund to benefit from its investment in a TBA transaction will depend on the ability and willingness of its counterparty to perform its obligations to the Fund;

●	Convertible Securities Risk: debt securities that are convertible into preferred or common stocks are subject to the risks of both debt and equity securities;

●

Loan Risk: investments in loans are generally subject to the same risks as investments in other types of debt securities, including, in many cases, investments in high yield/junk bonds. They may be difficult to value and may be illiquid; and

●

Investments in Pooled Vehicles Risk: investing in another investment company subjects the Fund to that company’s risks, and, in general, to a pro rata portion of that company’s fees and expenses. Investing in another investment company also involves liquidity risk and valuation risk.

Please see “Principal Risks of Investing in the Funds” in the Fund’s full Prospectus for a more detailed description of the Fund’s risks. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of a broad-based market index. Past performance (before and after taxes) is not necessarily predictive of future performance. Visit www.schroderfunds.com for more current performance information.

Calendar Year Total Returns – Investor Shares

Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest 3/31/2019	Lowest 6/30/2013
3.55%	-2.89%

Average Annual Total Returns for Periods Ended December 31, 2019
	1 Year	5 Years	10 Years
Investor Shares - Return Before Taxes	9.42%	2.78%	3.81%
Investor Shares - Return After Taxes on Distributions	8.12%	1.62%	2.34%
Investor Shares - Return After Taxes on Distributions and Sale of Fund Shares	4.93%	1.09%	2.26%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	8.72%	3.05%	3.75%

Schroder Total Return Fixed Income Fund	16

Summary Information about the Funds

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their shares in the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Management of the Fund

Investment Adviser – Schroder Investment Management North America Inc.

Sub-Adviser – Schroder Investment Management North America Ltd.

Portfolio Managers –

Andrew B.J. Chorlton, CFA, Portfolio Manager, has managed the Fund since 2014.

Neil G. Sutherland, CFA, Portfolio Manager, has managed the Fund since 2014.

Julio C. Bonilla, CFA, Portfolio Manager, has managed the Fund since 2014.

Lisa Hornby, CFA, Portfolio Manager, has managed the Fund since 2016.

Purchase and Sale of Fund Shares

Investor Shares are intended primarily for purchase by larger accounts or through fund networks or financial intermediaries that have arrangements with the Adviser or the Fund’s distributor to sell shares, subject to the minimums of such fund networks or financial intermediaries. The minimum initial investment for Investor Shares is $250,000 and the minimum subsequent investment is $1,000.

The minimums may be waived or modified under certain circumstances by the Adviser. Please consult your financial intermediary for more information on purchases and redemptions. If shares are held in the name of a financial intermediary, they may only be sold through that financial intermediary.

Direct Purchases and Redemptions. If eligible, you may also purchase shares by completing an account application and sending payment by check or wire as described in the application. An application to purchase shares of the Fund may be obtained by calling the Fund’s transfer agent, DST Asset Manager Solutions, Inc. (“DST AMS”) at 800-464-3108 (617-483-5000 from outside the United States) or going to www.schroderfunds.com. You may sell (redeem) your shares on any day the New York Stock Exchange is open by contacting your financial intermediary, by sending a letter of instruction to Schroder Mutual Funds (P.O. Box 219360, Kansas City, MO 64121-9360) or by calling DST AMS.

Tax Information

The Fund’s distributions are generally currently taxable to you as ordinary income, qualified dividend income, or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account. Such tax-advantaged arrangements may be taxed at or upon withdrawal of monies from those arrangements. Taxes on distributions of capital gains are determined by how long the Fund owned the investment that generated the gains, rather than how long you have owned your shares.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor or their affiliates may pay the intermediary for the sale of Fund shares and other services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Schroder Total Return Fixed Income Fund	17

Summary Information about the Funds

Schroder Core Bond Fund

Investment Objective

The Fund seeks long-term total return consistent with the preservation of capital.

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

R6 Shares
Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
R6 Shares
Management Fees	0.25%
Distribution (12b-1) Fees	None
Other Expenses	0.53%
Total Annual Fund Operating Expenses	0.78%
Less: Fee Waiver and/or Expense Reimbursement(1)	(0.46)%
Net Annual Fund Operating Expenses	0.32%

(1)

In order to limit the Fund’s expenses, the Fund’s adviser, Schroder Investment Management North America Inc. (“Schroders” or the “Adviser”), has contractually agreed through February 28, 2021 to waive its fees, pay Fund operating expenses, and/or reimburse the Fund to the extent that Total Annual Fund Operating Expenses (other than acquired fund fees and expenses, other indirect acquired fund expenses, interest, taxes, and extraordinary expenses), for the Fund’s R6 Shares, exceed 0.32% of R6 Shares’ average daily net assets. The expense limitation may only be terminated during its term by the Board of Trustees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in R6 Shares of the Fund for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions. The Example is based, through February 28, 2021, on Net Annual Fund Operating Expenses and, for all other periods, on Total Annual Fund Operating Expenses.

	1 year	3 years	5 years	10 years
R6 Shares (whether or not shares are redeemed)	$33	$203	$388	$923

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 134% of the average value of its portfolio.

Schroder Core Bond Fund	18

Summary Information about the Funds

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing primarily in a portfolio of U.S. dollar-denominated, investment grade fixed income securities. The Fund’s total return includes income earned on the Fund’s investments, plus capital appreciation, if any.

Fixed income securities in which the Fund may invest include obligations of governments, government agencies or instrumentalities, supra-national issuers, or corporate issuers. They may pay fixed, variable, or floating interest rates and may include asset-backed securities, mortgage-backed securities (which may include “to be announced” (“TBA”) transactions), zero-coupon securities, convertible securities, inflation-indexed bonds, structured notes, bank loans, loan participations, loan assignments, municipal securities, and other securities bearing fixed or variable interest rates of any maturity. “Investment-grade” securities are securities that, at the time of purchase, are rated by at least one major rating agency in one of its top four rating categories, or, if unrated, are determined by the Adviser and the Fund’s sub-adviser, Schroder Investment Management North America Ltd. (“SIMNA Ltd.” or the “Sub-Adviser”), to be of similar quality. In the case of a split rated security (that is, two or more rating agencies give a security different ratings), the highest rating shall apply. The Fund may invest without limit in U.S. dollar denominated foreign securities. The Fund may invest in exchange-traded funds (“ETFs”) (open-end investment companies whose shares may be bought and sold by investors in transactions on major stock exchanges). The Fund may also invest a portion of its assets in cash and cash equivalents. The Fund normally invests at least 80% of its net assets, plus the amount of any borrowing for investment purposes, in fixed income securities. This investment policy may be changed by the Fund upon 60 days’ prior notice to shareholders. The Fund may use derivatives and ETFs with economic characteristics similar to fixed income securities for purposes of complying with this policy. At times, the Fund’s investments in municipal securities may be substantial depending on the Adviser’s and the Sub-Adviser’s outlook on the market.

While the Fund may invest in fixed income securities of any maturity or duration, under normal market conditions, the Adviser and the Sub-Adviser seek to maintain an average effective portfolio duration that is within 20% of the average effective duration of the Fund’s benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index, on an adjusted basis. The Adviser and Sub-Adviser generally adjust the duration of tax-exempt municipal bonds by a factor (currently 0.7) to reflect the view that their prices are typically less sensitive to changes in interest rates than taxable securities. Duration is a measure of a debt security’s price sensitivity to a given change in interest rates; effective duration is a measure of the Fund’s portfolio duration adjusted for the anticipated effect of interest rate changes on pre-payment rates. Generally, the higher a debt security’s duration, the greater its price sensitivity to a change in interest rates. In contrast to duration, maturity measures only the time until final payment is due.

The Adviser’s and the Sub-Adviser’s decision to purchase or sell a security or make investments in a particular sector is based on relative value considerations. In analyzing the relative attractiveness of a particular security or sector, the Adviser and the Sub-Adviser assess an issue’s historical relationships to other bonds, technical factors including supply and demand and fundamental risk and reward relationships, as well as certain environmental, social and/or governance (ESG) factors. When making decisions to purchase or sell a security, the Adviser and Sub-Adviser also consider a number of factors including sector exposures, interest rate duration, yield and the relationship between yields and maturity dates.

The Adviser and the Sub-Adviser may engage actively in transactions involving derivatives in managing the Fund. Derivative transactions may include exchange-traded or over-the-counter derivatives, such as swap contracts including interest rate swaps, total return swaps, and credit default swaps, and futures contracts and options on futures (typically for the purposes of interest rate or other risk management or as a substitute for direct investment), and foreign currency exchange transactions, including currency futures, forwards, and option transactions (typically to hedge against changes in the values of currencies in which investments are denominated). The notional value of the Fund’s investments in derivatives that provide exposure comparable, in the judgment of the adviser, to investments in fixed income securities may be counted toward satisfaction of the 80% policy described above.

Schroder Core Bond Fund	19

Summary Information about the Funds

The Fund may engage in active and frequent trading of portfolio securities in seeking to achieve its investment objective.

Principal Risks

It is possible to lose money on an investment in the Fund. The Fund will be affected by the investment decisions, techniques and risk analyses of the Fund’s investment team and there is no guarantee that the Fund will achieve its investment objective. The values of investments held by the Fund may fluctuate in response to actual or perceived issuer, political, market, and economic factors influencing the financial markets generally, or relevant industries or sectors within them. Fluctuations may be more pronounced if the Fund invests substantially in one country or group of countries or in companies with smaller market capitalizations. Other principal risks of investing in the Fund include:

●	Active Investment Management Risk: The risk that, if the Adviser’s and the Sub-Adviser’s investment strategy does not perform as expected, the Fund could underperform its peers or lose money;

●

Market Risk: the risk that the markets will perform poorly or that the returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of investments. Markets may, in response to governmental actions or intervention, economic or market developments, or other external factors, experience periods of high volatility and reduced liquidity. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, potentially at unfavorable prices. Certain securities, particularly fixed income securities, may be difficult to value during such periods;

●	Debt Securities Risk: investing in debt securities may expose the Fund to “Credit Risk,” “Interest Rate Risk,” “Valuation Risk,” and “Inflation/Deflation Risk,” among other risks;

●

Interest Rate Risk: fixed income, or debt, securities generally decline in value in response to increases in interest rates; in addition, as interest rates fall, borrowers may prepay their obligations, generally requiring the recipients to reinvest those payments in instruments paying interest at lower rates. Generally, the higher a debt security’s duration, the greater its price sensitivity to a change in interest rates;

●	Credit Risk: the ability, or perceived ability, of the issuer of a debt security to make timely payments of interest and principal will affect the security’s value;

●

Rating Agencies Risk: ratings reflect only the views of the originating rating agencies. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency establishing the rating, circumstances warrant. A downward revision or withdrawal of such ratings, or both, may have an effect on the liquidity or market price of the securities in question;

●

Inflation/Deflation Risk: the value of the Fund’s investments may decline as inflation reduces the value of money; conversely, if deflation reduces prices throughout the economy there may be an adverse effect on the creditworthiness of issuers in whose securities the Fund invests;

●

Mortgage-Backed and Asset-Backed Securities Risk: investing in mortgage- and asset-backed securities involves interest rate, credit, valuation, and liquidity risks and the risk that payments on the underlying assets are delayed, prepaid, subordinated or defaulted on;

●

Municipal Securities Risk: economic, political or regulatory changes may impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund’s municipal securities. Interest and principal on some municipal securities are payable only out of limited income or revenue streams;

●

U.S. Government Securities Risk: securities issued or guaranteed by certain agencies and instrumentalities of the U.S. Government may not be supported by the full faith and credit of the United States; investing in such securities may involve interest rate and mortgage and asset-backed securities risks;

Schroder Core Bond Fund	20

Summary Information about the Funds

●

Liquidity Risk: at times, the Fund may be invested in illiquid securities that may be highly volatile, difficult to value, and difficult to sell or close out at favorable prices or times. Investments in foreign securities tend to have greater exposure to liquidity risk;

●	Portfolio Turnover Risk: if the Fund frequently trades its securities, this will increase transaction costs, may result in taxable capital gains, and may lower investment performance;

●

Counterparty Risk: a counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations;

●

Valuation Risk: certain securities may be difficult to value, and there can be no assurance that the valuation placed on a security held by the Fund will reflect that actual price at which the security might be sold in a market transaction;

● Large Shareholder Risk: certain account holders may from time to time own or control a significant percentage of the Fund’s shares. The Fund is subject to the risk that a redemption by large shareholders of all or a portion of their Fund shares or a purchase of Fund shares in large amounts and/or on a frequent basis, including as a result of asset allocation decisions, will adversely affect the Fund’s performance if it is forced to sell portfolio securities or invest cash when the Adviser and the Sub-Adviser would not otherwise choose to do so. Redemptions of a large number of shares may affect the liquidity of the Fund’s portfolio, increase the Fund’s transaction costs and/or lead to the liquidation of the Fund;

● Foreign Securities Risk: investments in non-U.S. issuers may be affected by adverse political, regulatory, economic, market or other developments affecting issuers located in foreign countries, by currency exchange rates or regulations, or by foreign withholding taxes;

●

Derivatives Risk: investing in derivative instruments, including swap contracts, futures contracts, options, including options on futures, and forward contracts, may be considered speculative and involves leverage, liquidity, credit, interest rate and valuation risks and the risk of losing more than the principal amount invested. Derivatives also involve the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate, or index;

●

LIBOR Replacement Risk: The elimination of the London Inter-Bank Offered Rate (“LIBOR”) may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. The U.K. Financial Conduct Authority has announced that it intends to stop compelling or inducing banks to submit LIBOR rates after 2021. However, it remains unclear if LIBOR will continue to exist in its current, or a modified, form. Alternatives to LIBOR are established or in development in most major currencies, including the Secured Overnight Financing Rate (“SOFR”), which is intended to replace U.S. dollar LIBOR. Markets are slowly developing in response to these new rates. Questions around liquidity impacted by these rates, and how to appropriately adjust these rates at the time of transition, remain a concern for the Fund. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Fund until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted;

●

Leverage Risk: the use of leverage can amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet any required asset segregation requirements;

●	Convertible Securities Risk: debt securities that are convertible into preferred or common stocks are subject to the risks of both debt and equity securities;

●

“To Be Announced” Transactions Risk: TBA transactions may create investment leverage; the ability of the Fund to benefit from its investment in a TBA transaction will depend on the ability and willingness of its counterparty to perform its obligations to the Fund;

Schroder Core Bond Fund	21

Summary Information about the Funds

●

Loan Risk: investments in loans are generally subject to the same risks as investments in other types of debt securities, including, in many cases, investments in high yield/junk bonds. They may be difficult to value and may be illiquid;

● Investments in Pooled Vehicles Risk: investing in another investment company subjects the Fund to that company’s risks, and, in general, to a pro rata portion of that company’s fees and expenses. Investing in another investment company also involves liquidity risk and valuation risk.

Please see “Principal Risks of Investing in the Fund” in the Fund’s full Prospectus for a more detailed description of the Fund’s risks. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table provide some indication of the risks of investing in the Fund by showing the Fund’s performance for the 2019 calendar year and by comparing the Fund’s average annual total returns with those of a broad-based market index. Past performance (before and after taxes) is not necessarily predictive of future performance. Visit www.schroderfunds.com for more current performance information.

Calendar Year Total Returns – R6 Shares

Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest 3/31/2019	Lowest 12/31/2019
3.09%	0.00%

Average Annual Total Returns for Periods Ended December 31, 2019
	1 Year	Since Inception (1/31/18)
R6 Shares - Return Before Taxes	8.66%	4.89%
R6 Shares - Return After Taxes on Distributions	6.93%	3.48%
R6 Shares - Return After Taxes on Distributions and Sale of Fund Shares	5.15%	3.14%
Bloomberg Barclays US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	8.72%	5.10%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their shares in the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Management of the Fund

Investment Adviser – Schroder Investment Management North America Inc.

Sub-Adviser – Schroder Investment Management North America Ltd.

Schroder Core Bond Fund	22

Summary Information about the Funds

Portfolio Managers –

Andrew B.J. Chorlton, CFA, Portfolio Manager, has managed the Fund since its inception in January 2018.

Neil G. Sutherland, CFA, Portfolio Manager, has managed the Fund since its inception in January 2018.

Julio C. Bonilla, CFA, Portfolio Manager, has managed the Fund since its inception in January 2018.

Lisa Hornby, CFA, Portfolio Manager, has managed the Fund since its inception in January 2018.

Purchase and Sale of Fund Shares

R6 Shares are available for purchase by eligible institutional investors. R6 Shares are generally not available to investors who invest or hold their shares through financial intermediaries, such as clearing firms or record keepers, that expect to receive compensation from the Fund or from the Adviser. The minimum initial investment for R6 Shares is $1,000,000. However, there is no minimum initial investment for eligible defined contribution plans. There is no minimum for additional purchases of R6 Shares.

The minimums may be waived or modified under certain circumstances by the Adviser. Please consult your financial intermediary for more information on purchases and redemptions. If shares are held in the name of a financial intermediary, they may only be sold through that financial intermediary.

Direct Purchases and Redemptions. If eligible, you may also purchase shares by completing an account application and sending payment by check or wire as described in the application. An application to purchase shares of the Fund may be obtained by calling the Fund’s transfer agent, DST Asset Manager Solutions, Inc. (“DST AMS”) at 800-464-3108 (617-483-5000 from outside the United States) or going to www.schroderfunds.com. You may sell (redeem) your shares on any day the New York Stock Exchange is open by contacting your financial intermediary, by sending a letter of instruction to Schroder Mutual Funds (P.O. Box 219360, Kansas City, MO 64121-9360) or by calling DST AMS. Please contact Schroders’ Client Service Team (at clientserviceny@schroders.com or by calling (212) 641-3800 and asking to speak with Institutional Client Service) or your financial intermediary prior to initiating any transaction with the Fund.

Tax Information

The Fund’s distributions are generally currently taxable to you as ordinary income, qualified dividend income, or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account. Such tax-advantaged arrangements may be taxed at or upon withdrawal of monies from those arrangements. Taxes on distributions of capital gains are determined by how long the Fund owned the investment that generated the gains, rather than how long you have owned your shares.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor or their affiliates may pay the intermediary for the sale of Fund shares and other services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Schroder Core Bond Fund	23

Principal Investment Strategies of and Additional Performance Information about the Funds

Schroder North American Equity Fund

Investment Objective. The Fund seeks long-term capital growth.

Principal Investment Strategies. The Fund invests principally in equity securities of companies in the United States. The Fund may invest in common and preferred stocks, securities convertible into common and preferred stocks, and warrants to purchase common and preferred stocks.

The Sub-Adviser is responsible for day-to-day portfolio management. It uses a proprietary quantitative investment analysis that evaluates market and economic sectors, companies, and stocks on the basis of long-term historical data. The Sub-Adviser uses that analysis to construct a highly diversified portfolio of stocks of North American issuers. In addition, the Sub-Adviser attempts to identify anticipated short-term deviations from longer-term historical trends and cycles, and may adjust the Fund’s portfolio to seek to take advantage of those deviations. The Sub-Adviser also considers certain environmental, social and/or governance (ESG) factors when assessing investment opportunities that otherwise meet the Sub-Adviser’s investment criteria. These factors may include, but are not limited to, business strategy, performance, financing and capital allocation, management, acquisitions and disposals, internal controls, risk management, the membership and composition of governing bodies/ boards and committees, sustainability, governance, remuneration, climate change, environmental and social performance.

The Fund’s investment portfolio, including the number of companies represented in the portfolio and the sector weightings of the portfolio, will change as the Sub-Adviser’s evaluation of economic and market factors, as well as factors affecting individual companies, changes.

The Fund invests in a well diversified portfolio of companies of any size that the Sub-Adviser judges to be attractive compared to the overall market. The Fund’s portfolio may include large, well known companies, as well as smaller, less closely followed companies, including micro cap companies. The Fund generally sells securities when the Sub-Adviser believes they are fully priced or to take advantage of other investments the Sub-Adviser considers more attractive.

The Fund may purchase or sell futures contracts and options, in order to gain long or short exposure to particular securities or markets, in connection with hedging transactions, or otherwise to increase total return. The Fund may, but is not required to, enter into foreign currency exchange transactions, for hedging purposes or to adjust the exposure of the Fund to changes in the values of various foreign currencies. Although the Fund has generally not invested significantly in derivative instruments (equity-based futures contracts and forward foreign currency contracts are the principal types of derivatives it has used), it may do so at any time. The Fund may also invest in closed-end investment companies, trusts, exchange-traded funds (“ETFs”) (open-end investment companies whose shares may be bought or sold by investors in transactions on major stock exchanges), and real estate investment trusts (“REITs”). Any use of derivatives strategies entails the risks of investing directly in the securities or instruments underlying the derivatives strategies, as well as the risks of using derivatives generally, and in some cases the risks of leverage, described in this Prospectus and in the Fund’s Statement of Additional Information (“SAI”).

The Fund normally invests at least 80% of its net assets in equity securities of companies organized and principally traded in, or with their principal places of business and principally traded in, North America. This policy is non-fundamental and may be changed by the Trustees, without a vote of the shareholders of the Fund, upon at least 60 days’ prior written notice to shareholders.

The Fund may use derivatives for purposes of complying with this policy. An investment in a U.S. closed-end fund or ETF that has a policy that it will normally invest at least 80% of its net assets in equity securities of North American companies, and has “North America” or the equivalent in its name, or foreign funds with similar investment policies, will be treated as an investment in equity securities of North American companies for purposes of determining if the Fund has invested at least 80% of its net assets in such securities. The Fund considers North America to consist of the United States and Canada.

24

Principal Investment Strategies of and Additional Performance Information about the Funds

Additional Performance Information.

This section contains additional information regarding the Fund’s performance and the presentation of such performance.

The Average Annual Total Returns Table in the Fund’s “Summary Information” section above compares the Fund’s returns with those of a broad-based market index. The S&P 500 Index is a market-capitalization, value-weighted composite index of 500 large capitalization U.S. companies and reflects the reinvestment of dividends.

Schroder Long Duration Investment-Grade Bond Fund

Investment Objective. The Fund seeks to achieve a total return that exceeds that of the Fund’s benchmark, the Bloomberg Barclays U.S. Long Government/Credit Bond Index.

Principal Investment Strategies. The Fund seeks to achieve its investment objective by investing in a diversified portfolio of fixed income debt instruments of varying maturities. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. dollar-denominated, investment-grade fixed income debt instruments. This investment policy may be changed by the Fund upon 60 days’ prior notice to shareholders. The Fund may use derivatives and ETFs with economic characteristics similar to U.S. dollar-denominated, investment-grade fixed income debt instruments for purposes of complying with this policy. “Fixed income debt instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

The fixed income debt instruments in which the Fund may invest include securities issued or guaranteed by the U.S. Government and its agencies; government-sponsored enterprise securities; corporate bonds; mortgage-backed securities (including “to be announced” transactions); asset-backed securities; municipal securities; sovereign debt and debt securities issued by supranational organizations. They may pay fixed, variable, or floating interest rates. “Investment-grade” securities are securities that are rated by at least one major rating agency in one of its top four rating categories, or, if unrated, that are determined by the Adviser and the Sub-Adviser to be of similar quality, at the time of purchase. In the case of a split rated security (that is, two or more rating agencies give a security different ratings), the highest rating shall apply. The Fund may invest without limit in U.S. dollar denominated foreign securities. The Fund may invest in ETFs (open-end investment companies whose shares may be bought and sold by investors in transactions on major stock exchanges). The Fund may also invest a portion of its assets in cash and cash equivalents.

While the Fund may invest in fixed income securities of any maturity or duration, under normal market conditions, the Adviser and the Sub-Adviser seek to maintain an average effective portfolio duration that is within +/- 1 year of the average effective duration of the Fund’s benchmark, the Bloomberg Barclays U.S. Long Government/Credit Bond Index, on an adjusted basis. The Adviser and the Sub-Adviser generally adjust the duration of tax-exempt municipal bonds by a factor (currently 0.7) to reflect the view that their prices are typically less sensitive to changes in interest rates than taxable securities. At times, the Fund’s investments in municipal securities may be substantial depending on the Adviser’s and the Sub-Adviser’s outlook on the market. As of September 30, 2019, the effective duration of the Bloomberg Barclays U.S. Long Government/Credit Bond Index after the Adviser’s and the Sub-Adviser’s adjustment was 15.58 years. The Fund’s effective duration may vary over time depending on market and economic conditions. Duration is a measure of a debt security’s price sensitivity to a given change in interest rates; effective duration is a measure of the Fund’s portfolio duration adjusted for the anticipated effect of interest rate changes on pre-payment rates. Generally, the higher a debt security’s duration, the greater its price sensitivity to a change in interest rates. Unlike the maturity of a fixed income security, which measures only the time until final payment is due, duration takes into account the time until all payments of interest and principal on a security are expected to be made, including how these payments are affected by prepayments and by changes in interest rates.

25

Principal Investment Strategies of and Additional Performance Information about the Funds

The Adviser’s and the Sub-Adviser’s decision to purchase or sell a security or make investments in a particular sector is based on relative value considerations. In analyzing the relative attractiveness of a particular security or sector, the Adviser and the Sub-Adviser assess an issue’s historical relationships to other bonds, technical factors including supply and demand and fundamental risk and reward relationships. When making decisions to purchase or sell a security, the Adviser and the Sub-Adviser also consider a number of factors including sector exposures, interest rate duration, yield and the relationship between yields and maturity dates. The importance of these and other factors that the Adviser and the Sub-Adviser consider when purchasing and selling securities for the Fund changes with changes in the markets. Sector allocation and individual security decisions are made independent of sector and security weightings in the benchmark. The Fund may have substantially different sector and security weightings than the benchmark and may hold securities not included in the benchmark. In addition, the Adviser and the Sub-Adviser consider certain environmental, social and/or governance (ESG) factors when assessing investment opportunities that otherwise meet the Adviser’s and the Sub-Adviser’s investment criteria. These factors may include, but are not limited to, business strategy, performance, financing and capital allocation, management, acquisitions and disposals, internal controls, risk management, the membership and composition of governing bodies/ boards and committees, sustainability, governance, remuneration, climate change, environmental and social performance.

The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any.

The Fund may engage in active and frequent trading of portfolio securities in seeking to achieve its investment objective.

Additional Performance Information.

This section contains additional information regarding the Fund’s performance and the presentation of such performance.

The Average Annual Total Returns Table in the Fund’s “Summary Information” section above compares the Fund’s returns with that of a broad-based market index. The Bloomberg Barclays U.S. Long Government/Credit Bond Index measures the performance of U.S. dollar-denominated treasury bonds, government-related bonds, and investment-grade corporate bonds with maturities longer than 10 years.

STW Long Duration Investment-Grade Bond Fund, a series of The Advisors’ Inner Circle Fund II (the “Predecessor Fund”), merged into the Fund on June 24, 2013. The Predecessor Fund had been advised by STW Fixed Income Management LLC (“STW”) since its inception on October 3, 2011. On April 2, 2013, Schroder U.S. Holdings Inc., the parent company of Schroders, acquired all outstanding interests in STW. All performance and other information shown for the Fund for periods prior to June 24, 2013 is that of the Predecessor Fund.

Schroder Total Return Fixed Income Fund

Investment Objective. The Fund seeks a high level of total return.

Principal Investment Strategies. The Schroder Total Return Fixed Income Fund normally invests at least 80% of its net assets in fixed income obligations. This policy is non-fundamental and may be changed by the Trustees, without a vote of the shareholders of the Fund, upon at least 60 days’ prior written notice to shareholders. The Fund may use derivatives and ETFs with economic characteristics similar to fixed income obligations for purposes of complying with this policy. In making investments for the Fund, the Adviser and the Sub-Adviser seek to invest the Fund’s assets in a portfolio of securities that offer high total return – from current income, increases in market values of the Fund’s investments, or both. The Adviser and the Sub-Adviser currently consider fixed income obligations to include:

●	securities issued or guaranteed by U.S. Government or its agencies or foreign governments or their agencies or instrumentalities;

●	debt securities of domestic and foreign corporations;

26

Principal Investment Strategies of and Additional Performance Information about the Funds

●

mortgage-backed and other asset-backed securities, which may include “to be announced” (“TBA”) transactions, which are standardized contracts for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement;

●	taxable and tax-exempt municipal bonds;

●	obligations of international agencies or supranational entities;

●	debt securities convertible into equity securities;

●	inflation-indexed bonds;

●	structured notes, including hybrid or “indexed” securities, event-linked bonds, and loan participations;

●	delayed funding loans and revolving credit facilities; and

●	short-term investments, such as repurchase agreements, bank certificates of deposit, fixed time deposits, and bankers’ acceptances.

The Adviser and the Sub-Adviser consider certain environmental, social and/or governance (ESG) factors when assessing investment opportunities that otherwise meet the Adviser’s and the Sub-Adviser’s investment criteria. These factors may include, but are not limited to, business strategy, performance, financing and capital allocation, management, acquisitions and disposals, internal controls, risk management, the membership and composition of governing bodies/ boards and committees, sustainability, governance, remuneration, climate change, environmental and social performance.

The Fund may invest in securities of companies located in a variety of countries outside the United States, including obligations of non-U.S. governmental issuers or of private issuers, including emerging market countries. The Fund will normally invest no more than 20% of its total assets in securities that are not denominated in the U.S. dollar.

The Adviser and the Sub-Adviser currently expect that a substantial portion of the Fund’s assets will be invested in mortgage-backed securities (including collateralized mortgage obligations) and asset-backed securities.

The Fund invests principally in securities of “investment grade” at the time of purchase, meaning either that a nationally recognized statistical rating organization (for example, Moody’s, Standard & Poor’s, or Fitch) has rated the securities Baa3 or BBB- (or the equivalent) or better, or the Adviser and the Sub-Adviser have determined the securities to be of comparable quality. The Fund may invest up to 30% of its total assets in securities rated below “investment grade” (or, if unrated, determined by the Adviser and the Sub-Adviser to be of comparable quality), sometimes referred to as “high yield securities” or “junk bonds,” although normally the Fund will not invest in below investment grade securities unless a nationally recognized statistical rating organization (for example, Moody’s, Standard & Poor’s, or Fitch) has rated the securities CC- (or the equivalent) or better, or the Adviser and the Sub-Adviser have determined the securities to be of comparable quality. If more than one nationally recognized statistical rating organization has rated a security, the Adviser and the Sub-Adviser will consider the highest rating for the purposes of determining whether the security is “investment grade.”

Fixed income securities in which the Fund invests may include securities that pay interest at fixed rates or at floating or variable rates; payments of principal or interest may be made at fixed intervals or only at maturity or upon the occurrence of stated events or contingencies. The Fund may also invest in zero-coupon securities.

The Fund may enter into interest rate futures and options, interest rate swap agreements and credit default swaps. (A derivative instrument will be considered to be a fixed income security if it is itself a fixed income security or, in the Adviser’s and the Sub-Adviser’s judgment, it may provide an investment return comparable to the return that might be provided by a fixed income security.) The Fund may use these derivatives strategies for hedging purposes, for adjusting various portfolio characteristics (such as the portfolio’s average duration) or otherwise to increase total return. The Fund may also use derivatives to gain long or short exposure to securities

27

Principal Investment Strategies of and Additional Performance Information about the Funds or market sectors, as a substitute for cash investments (not for leverage) or pending the sale of securities by the Fund and reinvestment of the proceeds. For example, the Fund may enter into a credit default swap with respect to one or more fixed income securities to take advantage of increases or decreases in the values of those securities without actually purchasing or selling the securities. The Fund may also seek to obtain market exposure to the securities in which it may invest by entering into forward contracts or similar arrangements to purchase those securities in the future. Although the Fund has generally not invested significantly in derivative instruments for these purposes, it may do so at any time. Any use of derivatives strategies entails the risks of investing directly in the securities or instruments underlying the derivatives strategies, as well as the risks of using derivatives generally, and in some cases the risks of leverage, described in this Prospectus and in the Fund’s SAI.

The Fund intends to maintain an average effective portfolio duration that is within 30% of the average effective duration of the Bloomberg Barclays U.S. Aggregate Bond Index. Duration is a measure of a debt security’s price sensitivity to a given change in interest rates; effective duration is a measure of the Fund’s portfolio duration adjusted for the anticipated effect of interest rate changes on pre-payment rates. Generally, the higher a bond’s duration, the greater its price sensitivity to a change in interest rates. Unlike the maturity of a fixed income security, which measures only the time until final payment is due, duration takes into account the time until all payments of interest and principal on a security are expected to be made, including how these payments are affected by prepayments and by changes in interest rates.

The Fund may, but is not required to, enter into foreign currency exchange transactions, for risk management or hedging purposes.

The Fund may invest in ETFs (open-end investment companies whose shares may be bought and sold by investors in transactions on major stock exchanges).

In managing the Fund, the Adviser and the Sub-Adviser generally rely on detailed proprietary research. The Adviser and the Sub-Adviser focus on the sectors and securities they believe are undervalued relative to the market.

The Adviser and the Sub-Adviser will trade the Fund’s portfolio securities actively, and may experience a high portfolio turnover rate. In selecting individual securities for investment, the Adviser and the Sub-Adviser typically:

●	use in-depth fundamental research to identify sectors and securities for investment by the Fund and to analyze risk;

●	exploit inefficiencies in the valuation of risk and reward;

●	look to capitalize on shifting market risks and dynamics caused by economic and technical factors; and

●	consider the liquidity of securities and the portfolio overall as an important factor in portfolio construction.

The Fund generally sells securities in order to take advantage of investments in other securities offering what the Adviser and the Sub-Adviser believe is the potential for more attractive current income or capital gain or both.

The Fund may engage in active and frequent trading of portfolio securities in seeking to achieve its investment objective.

Additional Performance Information.

This section contains additional information regarding the Fund’s performance and the presentation of such performance.

The Average Annual Total Returns Table in the Fund’s “Summary Information” section above compares the Fund’s returns with those of a broad-based market index. The Bloomberg Barclays U.S. Aggregate Bond Index is a widely-used measure of intermediate term investment grade debt; it is not actively managed.

28

Principal Investment Strategies of and Additional Performance Information about the Funds

Schroder Core Bond Fund

Investment Objective. The Fund seeks long-term total return consistent with the preservation of capital.

Principal Investment Strategies. The Fund seeks to achieve its investment objective by investing primarily in a portfolio of U.S. dollar-denominated, investment grade fixed income securities. The Fund’s total return includes income earned on the Fund’s investments, plus capital appreciation, if any.

Fixed income securities in which the Fund may invest include obligations of governments, government agencies or instrumentalities, supra-national issuers, or corporate issuers. They may pay fixed, variable, or floating interest rates and may include asset-backed securities, mortgage-backed securities (which may include “to be announced” (“TBA”) transactions, which are standardized contracts for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement), zero-coupon securities, convertible securities, inflation-indexed bonds, structured notes, bank loans, loan participations, loan assignments, municipal securities, and other securities bearing fixed or variable interest rates of any maturity. “Investment-grade” securities are securities that, at the time of purchase, are rated by at least one major rating agency in one of its top four rating categories, or, if unrated, are determined by the Adviser and the Sub-Adviser to be of similar quality. In the case of a split rated security (that is, two or more rating agencies give a security different ratings), the highest rating shall apply. The Fund may invest without limit in U.S. dollar denominated foreign securities. The Fund may invest in ETFs (open-end investment companies whose shares may be bought and sold by investors in transactions on major stock exchanges). The Fund may also invest a portion of its assets in cash and cash equivalents. The Fund normally invests at least 80% of its net assets, plus the amount of any borrowing for investment purposes, in fixed income securities. This investment policy may be changed by the Fund upon 60 days’ prior notice to shareholders. The Fund may use derivatives and ETFs with economic characteristics similar to fixed income securities for purposes of complying with this policy. At times, the Fund’s investments in municipal securities may be substantial depending on the Adviser’s and the Sub-Adviser’s outlook on the market.

While the Fund may invest in fixed income securities of any maturity or duration, under normal market conditions, the Adviser and the Sub-Adviser seek to maintain an average effective portfolio duration that is within 20% of the average effective duration of the Fund’s benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index, on an adjusted basis. The Adviser and the Sub-Adviser generally adjust the duration of tax-exempt municipal bonds by a factor (currently 0.7) to reflect the view that their prices are typically less sensitive to changes in interest rates than taxable securities. As of September 30, 2019, the average effective duration of the Bloomberg Barclays U.S. Aggregate Bond Index was 5.72 years. The Fund’s average effective duration may vary over time depending on market and economic conditions. Duration is a measure of a debt security’s price sensitivity to a given change in interest rates; effective duration is a measure of the Fund’s portfolio duration adjusted for the anticipated effect of interest rate changes on pre-payment rates. Generally, the higher a debt security’s duration, the greater its price sensitivity to a change in interest rates. Unlike the maturity of a fixed income security, which measures only the time until final payment is due, duration takes into account the time until all payments of interest and principal on a security are expected to be made, including how these payments are affected by prepayments and by changes in interest rates.

The Adviser’s and the Sub-Adviser’s decision to purchase or sell a security or make investments in a particular sector is based on relative value considerations. In analyzing the relative attractiveness of a particular security or sector, the Adviser and the Sub-Adviser assess an issue’s historical relationships to other bonds, technical factors including supply and demand and fundamental risk and reward relationships. When making decisions to purchase or sell a security, the Adviser and the Sub-Adviser also consider a number of factors including sector exposures, interest rate duration, yield and the relationship between yields and maturity dates. The importance of these and other factors that the Adviser and the Sub-Adviser consider when purchasing and selling securities for the Fund changes with changes in the markets. Sector allocation and individual security decisions are made independent of sector and security weightings in the benchmark. The Fund may have substantially different sector and security weightings than the benchmark and may hold securities not included in the benchmark. In addition, the Adviser and the Sub-Adviser consider certain environmental, social and/or governance (ESG) factors when assessing investment opportunities that

29

Schroder Mutual Funds	Prospectus

otherwise meet the Adviser’s and the Sub-Adviser’s investment criteria. These factors may include, but are not limited to, business strategy, performance, financing and capital allocation, management, acquisitions and disposals, internal controls, risk management, the membership and composition of governing bodies/ boards and committees, sustainability, governance, remuneration, climate change, environmental and social performance.

The Adviser and the Sub-Adviser may engage actively in transactions involving derivatives in managing the Fund. Derivative transactions may include exchange-traded or over-the-counter derivatives, such as swap contracts including interest rate swaps, total return swaps, and credit default swaps, and futures contracts and options on futures (typically for the purposes of interest rate or other risk management or as a substitute for direct investment), and foreign currency exchange transactions, including currency futures, forwards, and option transactions (typically to hedge against changes in the values of currencies in which investments are denominated). The notional value of the Fund’s investments in derivatives that provide exposure comparable, in the judgment of the adviser, to investments in fixed income securities may be counted toward satisfaction of the 80% policy described above.

The Fund may engage in active and frequent trading of portfolio securities in seeking to achieve its investment objective.

Additional Performance Information.

This section contains additional information regarding the Fund’s performance and the presentation of such performance.

The Average Annual Total Returns Table in the Fund’s “Summary Information” section above compares the Fund’s returns with those of a broad-based market index. The Bloomberg Barclays U.S. Aggregate Bond Index is a widely-used measure of intermediate term investment grade debt; it is not actively managed.

Principal Risks of Investing in the Funds

A Fund may not achieve its objective. The following provides more detail about certain of the Funds’ principal risks and the circumstances which could adversely affect the value of a Fund’s shares or its investment return. Unless a strategy or policy described below is specifically prohibited by a Fund’s investment restrictions as set forth in this Prospectus or under “Investment Restrictions” in the Funds’ SAI, or by applicable law, a Fund may engage in each of the practices described below, although only the Funds specifically indicated below use the applicable strategy as a principal investment strategy.

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Active Investment Management Risk. (All Funds). The risk that, if the investment decisions and strategy of the Adviser and/or the Sub-Adviser, as applicable, do not perform as expected, a Fund could underperform its peers or lose money. A Fund’s performance depends on the judgment of the Adviser and/or the Sub-Adviser, as applicable, about a variety of factors, such as markets, interest rates and/or the attractiveness, relative value, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Adviser’s and/or the Sub-Adviser’s, as applicable, investment models may not adequately take into account certain factors, may perform differently than anticipated and may result in a Fund having a lower return than if the portfolio managers used another model or investment strategy. The Adviser and/or the Sub-Adviser, as applicable, may consider certain environmental, social and governance (ESG) factors as part of a decision to buy and sell securities. Such consideration may fail to produce the intended result and, as a result, a Fund may underperform funds that are not subject to such assessment.

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Convertible Securities Risk. (Schroder North American Equity Fund, Schroder Total Return Fixed Income Fund and Schroder Core Bond Fund). Certain Funds may invest in securities that are convertible into preferred and common stocks, and consequently are subject to the risks of investments in both debt and equity securities. The market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion

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feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying preferred and common stocks and also will react to variations in the general market for equity securities.

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Counterparty Risk (Schroder North American Equity Fund, Schroder Total Return Fixed Income Fund and Schroder Core Bond Fund). Some of the markets in which a Fund effects its transactions are “over-the-counter” or “interdealer” markets. The participants in such markets are typically not subject to credit evaluation and regulatory oversight as are members of “exchange based” markets. This exposes the Fund to the risk that its counterparty will not perform its obligations under an agreement in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not the dispute is bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. Such “counterparty risk” is accentuated for contracts with longer maturities or where the Fund has concentrated its transactions with a single or small group of counterparties. The Fund is not restricted from dealing with any particular counterparty or from concentrating any or all of its transactions with one counterparty. There can be no assurances that all credit risks will be correctly identified and quantified. As a result of these and other factors, the potential for losses to the Fund from transactions in over the counter transactions may be greater than from exchange-traded transactions.

A Fund may enter into transactions, such as certain derivatives transactions that expose the Fund to the credit of its counterparties, and vice versa. Certain transactions are governed by documents, industry standards, market custom and practice, the parties’ prior course of dealing and by the covenant of good faith and fair dealing. At times, and especially in times of market stress, these credit exposures may come under stress, normal business conduct may be interrupted and normal legal protections may prove inadequate or may fail to provide timely relief. Should it become necessary to eliminate or reduce exposure to a particular counterparty, there can be no guarantee that a satisfactory alternative will be available or, even if one is available, that the Fund will be able to avail itself of that alternative. As a consequence, it is possible that any unwinding of the credit exposure may prove costly and thereby damage the Fund.

Securities traded in “over-the-counter” markets may trade in smaller volumes, and their prices may be more volatile, than securities principally traded on securities exchanges. Such securities may be less liquid than more widely traded securities. In addition, the prices of such securities may include an undisclosed dealer markup, which the Fund pays as part of the purchase price.

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Credit Risk. (Schroder Long Duration Investment-Grade Bond Fund, Schroder Total Return Fixed Income Fund and Schroder Core Bond Fund). The ability, or perceived ability, of the issuer of a debt security to make timely payments of interest and principal on the security will affect the value of the security. It is possible that the ability of an issuer to meet its obligations will decline substantially during the period when a Fund owns securities of that issuer, or that the issuer will default on its obligations. An actual or perceived deterioration in the ability of an issuer to meet its obligations will likely have an adverse effect on the value of the issuer’s securities. Credit risk is generally greater for investments issued at less than their face values and for obligors required to make interest payments only at maturity rather than at intervals during the life of the investment.

If a security has been rated by more than one nationally recognized statistical rating organization, the Adviser and the Sub-Adviser will consider the highest rating for the purposes of determining whether the security is of “investment grade.” A Fund considers whether a security is of “investment grade” only at the time of purchase. A Fund will not necessarily dispose of a security held by it if its rating falls below investment grade, although the Adviser and the Sub-Adviser will consider whether the security continues to be an appropriate investment for the Fund. A Fund may invest in securities that are not rated by a nationally recognized statistical rating organization (such as Moody’s Investor Service, Standard & Poor’s, or Fitch Ratings), but the credit quality will be determined by the Adviser and the Sub-Adviser.

Credit rating agencies base their ratings largely on the issuer’s historical financial condition and the rating agencies’ investment analyses at the time of rating. The rating assigned to any particular investment does not necessarily reflect the issuer’s current financial condition, and does not reflect an assessment of an investment’s volatility or liquidity. Although investment grade investments generally have lower credit

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risk than investments rated below investment grade, they may share some of the risks of lower-rated investments, including the possibility that the issuers may be unable to make timely payments of interest and principal and thus default.

Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect the credit quality or value of an issuer’s securities.

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Debt Securities Risk. (Schroder Long Duration Investment-Grade Bond Fund, Schroder Total Return Fixed Income Fund and Schroder Core Bond Fund). The value of a debt security (and other income-producing securities, such as preferred stocks, convertible preferred stocks, equity-linked notes, and interests in income-producing trusts) changes in response to interest rate changes. In general, the value of a debt security is likely to fall as interest rates rise. This risk is generally greater for obligations with longer maturities or for debt securities that do not pay current interest (such as zero-coupon securities). Debt securities with floating interest rates can be less sensitive to interest rate changes, although, to the extent a Fund’s income is based on short-term interest rates that fluctuate over short periods of time, income received by the Fund may decrease as a result of a decline in interest rates. In response to an interest rate decline, debt securities that provide the issuer with the right to call or redeem the security prior to maturity may be called or redeemed. If a debt security is repaid more quickly than expected, the Fund may not be able to reinvest the proceeds at the same interest rate. When interest rates increase or for other reasons, debt securities may be repaid more slowly than expected. The value of a debt security is affected by the issuer’s credit quality or ability to pay principal and interest when due. The value of a debt security is likely to fall if an issuer or the guarantor of a security is unable or unwilling (or perceived to be unable or unwilling) to make timely principal and/or interest payments or otherwise to honor its obligations, or if the debt security’s rating is downgraded by a credit rating agency. The obligations of issuers are subject to bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. The value of a debt security can also decline in response to other changes in market, economic, industry, political, and regulatory conditions that affect a particular type of debt security or issuer or debt securities generally. The values of many debt securities may fall in response to a general increase in investor risk aversion or a decline in the confidence of investors generally in the ability of issuers to meet their obligations.

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Derivatives Risk. (Schroder North American Equity Fund, Schroder Total Return Fixed Income Fund and Schroder Core Bond Fund). Derivatives are financial contracts whose values depend on, or derive from, the value of an underlying asset, reference rate, or index. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, interest rate risk, valuation risk and credit risk, and the risk that a derivative transaction may not have the effect the Adviser and/or the Sub-Adviser anticipated. Derivatives also involve the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate, or index. Derivative transactions typically involve leverage and may be highly volatile. Use of derivatives other than for hedging purposes may be considered speculative and may have the effect of creating investment leverage, and when a Fund invests in a derivative instrument it could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions when that would be beneficial. Many derivative transactions are entered into “over the counter” (not on an exchange or contract market); as a result, the value of such a derivative transaction will depend on the ability and willingness of a Fund’s counterparty to perform its obligations under the transaction. A Fund may be required to segregate certain of its assets on the books of its custodian in respect of derivatives transactions entered into by the Fund. Special tax considerations apply to a Fund’s investment in derivatives. See “Taxes” below and the SAI for more information.

Futures Contracts. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security or asset at a specified future time and at a specified price. Because futures require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage. Accordingly, the fluctuation of the value of futures in relation to

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the underlying assets upon which they are based is magnified. Thus, the Fund may experience losses that exceed losses experienced by funds that do not use futures contracts. There may be imperfect correlation, or even no correlation, between price movements of a futures contract and price movements of investments for which futures are used as a substitute, or which futures are intended to hedge. Such lack of correlation may be due to factors unrelated to the value of the investments being substituted or hedged, such as speculative or other pressures on the markets in which these instruments are traded.

While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. For example, futures exchanges may impose daily or intra-day price change limits and/or limit the volume of trading. Additionally, government regulation may further reduce liquidity through similar trading restrictions. As a result, the Fund may be unable to close out its futures contracts at a time that is advantageous.

Forward Contracts. A forward contract involves a negotiated obligation to purchase or sell a specific security or asset at a future date (with or without delivery required), which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward contracts are not traded on exchanges; rather, a bank or dealer will act as agent or as principal in order to make or take future delivery of a specified lot of a particular security or asset for the Fund’s account. Risks associated with forwards may include: (i) an imperfect or no correlation between the movement in prices of forward contracts and the securities or assets underlying them; (ii) an illiquid market for forwards; (iii) difficulty in obtaining an accurate value for the forwards; and (iv) the risk that the counterparty to the forward contract will default or otherwise fail to honor its obligation. Because forwards require only a small initial investment in the form of a deposit or margin, they also involve a high degree of leverage.

Options. Options involve the payment or receipt of a premium by the investor and the corresponding right or obligation, as the case may be, to either purchase or sell the underlying instrument for a specific price at a certain time or during a certain period. Purchasing options involves the risk that the underlying instrument will not change price in the manner expected, so that the investor loses its premium. Selling options involves potentially greater risk because the investor is exposed to the extent of the actual price movement in the underlying instrument rather than only the premium payment received (which could result in a potentially unlimited loss). Over-the-counter options also involve counterparty risk.

Swaps. In a swap transaction, two parties agree to exchange the returns, differentials in rates of return or some other amount earned or realized on the “notional amount” of predetermined investments or instruments, which may be adjusted for an interest factor. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged and are subject to counterparty risk and valuation risk. Swaps may also be considered illiquid, and it may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

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Emerging Markets Securities Risk. (Schroder Total Return Fixed Income Fund). Investing in emerging market securities poses risks different from, and/or greater than, risks of investing in domestic securities or in the securities of foreign, developed countries. These risks include: smaller market-capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; dependence on particular commodities or international aid; greater custody risk; and restrictions on foreign investment and on repatriation of investment income and capital. Over recent periods, especially during periods of market volatility and general market declines, securities of emerging market issuers have declined in value in greater amounts than other asset classes that investors may see as providing greater price stability or liquidity, such as U.S. Government securities. That trend may continue or become more severe in the future. In addition, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or the creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had,

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and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. Although many of the emerging market securities in which the Fund may invest are traded on securities exchanges, they may trade in limited volume, and the exchanges may not provide all of the conveniences or protections provided by securities exchanges in more developed markets.

Additional risks of emerging market securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; increased risk of embargoes or economic sanctions on a country; greater risk of default; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; inability to purchase and sell investments or otherwise settle security or derivative transactions (i.e., a market freeze); and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause the Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security.

Custody services in many emerging market countries remain undeveloped and, although the Fund’s custodian and the Adviser will seek to establish control mechanisms, including the selection of sub-custodians, nominees or agents (“Sub-custodians”) to register securities on behalf of the Fund and perform regular checks of entries on relevant securities registers to ensure that the interests continue to be recorded, there remains significant transaction and custody risk of dealing in securities of emerging market countries.

Although the Fund’s custodian will seek to satisfy itself that each Sub-custodian selected to provide for the safe custody or control of the Fund’s investments is fit and proper and that arrangements are in place to safeguard the interests of shareholders of the Fund, under the Fund’s agreements with the custodian, the custodian will only be liable for certain limited acts of the Sub-custodian (e.g., fraud). The Fund may therefore have a potential exposure on the default of any Sub-custodian and, as a result, many of the protections which would normally be provided to an investment fund by a trustee, custodian or Sub-custodian will not be available to the Fund.

It must be appreciated that the Fund may be investing in emerging market countries where the current law and market practice carry fewer safeguards than in more developed markets, including the protection of client securities against claims from general creditors in the event of the insolvency of an agent selected to hold securities on behalf of the Fund.

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Equity Securities Risk. (Schroder North American Equity Fund). The values of the equity securities in the Fund’s portfolio may fall, or may not appreciate as anticipated by the Sub-Adviser, due to factors that adversely affect equities markets generally or particular companies in the portfolio. Common stocks represent an equity or ownership interest in an issuer and are subject to issuer and market risks that may cause their prices to fluctuate over time. Preferred stocks represent an equity or ownership interest in an issuer that typically pays dividends at a specified rate and that has priority over common stock in the payment of dividends and in liquidation. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Different types of investments tend to shift into and out of favor with investors depending on changes in market and economic conditions. Although stocks may outperform other asset classes over the long term, their prices tend to fluctuate more dramatically over the shorter term. These movements may result from factors affecting individual companies, or from broader influences like changes in interest rates, market conditions, investor confidence or announcements of economic, political or financial information.

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Foreign Currencies Risk. (Schroder North American Equity Fund and Schroder Total Return Fixed Income Fund). Since foreign securities normally are denominated and traded in foreign currencies, the value of a Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies.

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If a Fund purchases securities denominated in foreign currencies, a change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of the Fund’s assets. The values of foreign currencies relative to the U.S. dollar may be extremely volatile and may fluctuate in response to, among other factors, interest rate changes, intervention (or failure to intervene) by the U.S. or foreign governments, central banks, or supranational entities such as the International Monetary Fund; the imposition of currency controls; and political and regulatory developments in the United States or abroad. Officials in foreign countries may from time to time take actions in respect of their currencies which could significantly affect the value of a Fund’s assets denominated in those currencies or the liquidity of such investments. Foreign currency values can decrease significantly both in the short term and over the long term in response to these and other developments. For example, a foreign government may unilaterally devalue its currency against other currencies, which would typically have the effect of reducing the U.S. dollar value of investments denominated in that currency. A foreign government may also limit the convertibility or repatriation of its currency or assets denominated in its currency, which would adversely affect the U.S. dollar value and liquidity of investments denominated in that currency. In addition, although at times most of a Fund’s income may be received or realized in these currencies, the Fund will be required to compute and distribute its income in U.S. dollars; changes in the values of those currencies could adversely affect the Fund’s U.S. dollar distribution obligations. Similarly, if a Fund incurs an expense in a foreign currency and the exchange rate declines before the expense is paid, the Fund would have to convert a greater amount of U.S. dollars to pay for the expense at that time than it would have had to convert at the time the Fund incurred the expense. A Fund may, but is not required to, buy or sell foreign currencies and options and futures contracts on foreign currencies for hedging purposes in connection with its foreign investments.

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Foreign Securities Risk. (All Funds). Investments in foreign securities entail certain risks. There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of a Fund’s investments in certain foreign countries, such as the imposition of economic sanctions on one or more countries or issuers. In addition, there may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and other fees are also generally higher than in the United States. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of a Fund’s assets held abroad) and expenses not present in the settlement of domestic investments.

Certain Funds may invest in companies in countries that have laws that are not consistent with certain political and security concerns of the United States. As a result, these companies may have material direct or indirect business relationships with governments that are considered state sponsors of terrorism by the U.S. government, or governments that otherwise have policies in conflict with the U.S. government. Investments in such companies may subject such Funds to the risk that these companies’ reputations and prices in the market will be adversely affected.

In addition, legal remedies available to investors in certain foreign countries may be more limited than those available to investors in the United States or in other foreign countries. The willingness and ability of foreign governmental entities to pay principal and interest on government securities depends on various economic factors, including the issuer’s balance of payments, overall debt level, and cash-flow considerations related to the availability of tax or other revenues to satisfy the issuer’s obligations. If a foreign governmental entity defaults on its obligations on the securities, a Fund may have limited recourse available to it. The laws of some foreign countries may limit a Fund’s ability to invest in securities of certain issuers located in those countries.

Special tax considerations apply to a Fund’s investments in foreign securities. In determining whether to invest a Fund’s assets in debt securities of foreign issuers, the Adviser and the Sub-Adviser consider the likely impact of foreign taxes on the net yield available to the Fund and its shareholders. Income and/or gains received by a Fund from sources within foreign countries may be reduced by withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Any such taxes paid by a Fund will reduce its income available for

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distribution to shareholders. In certain circumstances, a Fund may be able to pass through to shareholders credits for foreign taxes paid. Certain of these risks may also apply to some extent to investments in U.S. companies that are traded in foreign markets, or investments in U.S. companies that have significant foreign operations.

To the extent a Fund invests in debt instruments of foreign issuers denominated in the U.S. dollar or other non-local currencies, the appreciation of the value of the U.S. dollar or other non-local currencies against the currency or currencies in which the foreign issuer earns its revenue may adversely affect the ability of the foreign issuer to honor its obligations to pay principal and interest when due.

In addition, a Fund’s investments in foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or character of the Fund’s distributions.

Certain foreign countries have experienced outbreaks of infectious illnesses and may be subject to other public health threats, infectious illnesses, diseases or similar issues in the future. Any spread of an infectious illness, public health threat or similar issue could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and generally have a significant impact on the economies of the affected country and other countries with which it does business, which in turn could adversely affect a Fund’s investments in that country and other affected countries.

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Geographic Focus Risk. (Schroder North American Equity Fund). Because the Fund invests principally in equity securities of North American companies, its performance may at times be worse than the performance of other mutual funds that invest more broadly. The Fund focuses its investments in the United States. As a result, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers within the United States, and may be subject to greater price volatility and risk of loss, than a fund holding more geographically diverse investments.

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High Yield/Junk Bond Risk. (Schroder Total Return Fixed Income Fund). The lower ratings of certain securities held by the Fund reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal. The inability (or perceived inability) of issuers to make timely payment of interest and principal would likely make the values of securities held by the Fund more volatile and could limit the Fund’s ability to sell its securities at prices approximating the values the Fund has placed on such securities. In the absence of a liquid trading market for securities it holds the Fund at times may be unable to establish the fair value of such securities. To the extent the Fund invests in securities in the lower rating categories, the achievement of the Fund’s goals is more dependent on the Adviser’s and the Sub-Adviser’s investment analysis than would be the case if the Fund was investing in securities in the higher rating categories.

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Inflation/Deflation Risk. (Schroder Long Duration Investment-Grade Bond Fund, Schroder Total Return Fixed Income Fund and Schroder Core Bond Fund). Inflation risk is the risk that a Fund’s assets or income from a Fund’s investments may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of a Fund’s portfolio could decline. Deflation risk is the risk that prices throughout the economy may decline over time – the opposite of inflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of a Fund’s portfolio.

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Interest Rate Risk. (Schroder Long Duration Investment-Grade Bond Fund, Schroder Total Return Fixed Income Fund and Schroder Core Bond Fund). Fixed income, or debt, securities generally decline in value in response to increases in interest rates. In addition, as interest rates fall, borrowers may prepay their obligations, generally requiring the recipients to reinvest those payments in instruments paying interest at lower rates. Generally, the higher a debt security’s duration, the greater its price sensitivity to a change in interest rates.

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Investments in Pooled Vehicles Risk. (All Funds). A Fund may invest in other investment companies or pooled vehicles, including open-end funds, closed-end funds, trusts and ETFs, that are advised or sponsored by the Adviser, the Sub-Adviser or their affiliates or by unaffiliated parties, to the extent permitted by applicable law. When investing in a closed-end investment company or ETF, a Fund may pay a premium above such investment company’s net asset value per share and when the shares are sold, the price received by the Fund may be at a discount to the shares’ net asset value. As a shareholder in an investment company or pooled vehicle, a Fund, and indirectly that Fund’s shareholders, would typically bear its ratable share of the investment company’s expenses, including advisory and administrative fees, and would at the same time continue to pay its own fees and expenses. In most circumstances when a Fund invests in an affiliated investment vehicle, including an investment by a Fund in another Fund, the Adviser will reduce the investing Fund’s advisory fee by an amount equal to the advisory fees paid to the Adviser or its affiliates by the other investment vehicle and attributable to the investing Fund’s investments in such other affiliated investment vehicle.

Where an investment company or pooled investment vehicle offers multiple classes of shares or interests, a Fund will seek to invest in the class with the lowest expenses to the Fund, although there is no guarantee that it will do so. ETFs issue redeemable securities, but because these securities may only be redeemed in kind in significant amounts investors, including the Funds, generally buy and sell shares in transactions on securities exchanges. Investments in other investment companies may be subject to investment limitations and fees, such as redemption fees.

The Adviser and/or the Sub-Adviser may have an economic incentive to invest a portion of the Fund’s assets in investment companies sponsored or managed by the Adviser, the Sub-Adviser or their affiliates in lieu of investments by the Fund directly in portfolio securities, or may choose to invest in such investment companies over investment companies sponsored or managed by others. Similarly, the Adviser and/or the Sub-Adviser may delay or decide against the sale of interests held by the Fund in investment companies sponsored or managed by the Adviser, the Sub-Adviser or their affiliates, where it might do otherwise if the Fund were invested in investment companies managed or sponsored by others. Investing in another investment company also involves liquidity risk and valuation risk.

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Large Shareholder Risk. (All Funds). Certain account holders, including the Adviser or an affiliate of the Adviser, may from time to time own or control a significant percentage of a Fund’s shares. The Funds are subject to the risk that a redemption by large shareholders of all or a portion of their Fund shares or a purchase of Fund shares in large amounts and/or on a frequent basis, including as a result of asset allocation decisions, will adversely affect a Fund’s performance if it is forced to sell portfolio securities or invest cash when the Adviser and/or the Sub-Adviser would not otherwise choose to do so. This risk will be particularly pronounced if one shareholder or intermediary owns a substantial portion of the Fund. Redemptions of a large number of shares may affect the liquidity of a Fund’s portfolio, increase the Fund’s transaction costs and/or lead to the liquidation of the Fund. The liquidation of a Fund may limit the use by the Fund of any capital loss carryforwards.

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LIBOR Replacement Risk. (Schroder Total Return Fixed Income Fund and Schroder Core Bond Fund). The elimination of the London Inter-Bank Offered Rate (“LIBOR”) may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. Such investments may include bank loans, derivatives, floating rate securities, and other assets or liabilities tied to LIBOR. On July 27, 2017, the U.K. Financial Conduct Authority announced that it intends to stop compelling or inducing banks to submit LIBOR rates after 2021. However, it remains unclear if LIBOR will continue to exist in its current, or a modified, form. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing a Secured Overnight Financing Rate (“SOFR”), which is intended to replace U.S. dollar LIBOR. Alternative reference rates for other currencies have also been announced or have already begun publication. Markets are slowly developing in response to these new rates. Questions around liquidity impacted by these rates, and how to appropriately adjust these rates at the time of transition, remain a concern for the Funds. The effect of any changes to, or discontinuation of, LIBOR on the Funds will vary

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depending on, among other things, (1) existing fallback or termination provisions in individual contracts and (2) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new products and instruments. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Funds until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted.

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Liquidity Risk. (All Funds). Liquidity risk is the risk that a Fund may invest in securities that trade in lower volumes and may be less liquid than other investments or that the Fund’s investments may become less liquid in response to market developments or adverse investor perceptions. When there is no willing buyer and investments cannot be readily sold or closed out, a Fund may have to sell at a lower price than the price at which the Fund is carrying the investments or may not be able to sell the investments at all, each of which would have a negative effect on the Fund’s performance. It is possible that a Fund may be unable to sell a portfolio investment at a desirable time or at the value the Fund has placed on the investment or that the Fund may be forced to sell large amounts of securities more quickly than it normally would in the ordinary course of business. In such a case, the sale proceeds received by the Fund may be substantially less than if the Fund had been able to sell the securities in more-orderly transactions, and the sale price may be substantially lower than the price previously used by the Fund to value the securities for purposes of determining the Fund’s net asset value. In addition, if a Fund sells investments with extended settlement times, the settlement proceeds from the sales may not be available to meet the Fund’s redemption obligations for a substantial period of time. If another fund or investment pool in which a Fund invests is not publicly offered or there is no public market for its shares or accepts investments subject to certain legal restrictions, such as lock-up periods implemented by private funds, a Fund may be prohibited by the terms of its investment from selling or redeeming its shares in the fund or pool, or may not be able to find a buyer for those shares at an acceptable price. Additionally, the market for certain investments may become illiquid under adverse market or economic conditions (e.g., if interest rates rise or fall significantly, if there is significant inflation or deflation, increased selling of securities generally across other funds, pools and accounts, changes in investor perception, or changes in government intervention in the financial markets) independent of any specific adverse changes in the conditions of a particular issuer. In such cases, shares of the Fund, due to limitations on investments in illiquid securities and the difficulty in purchasing and selling such securities or instruments, may decline in value or the Fund may be unable to achieve its desired level of exposure to a certain issuer or sector.

The values of illiquid investments are often more volatile than the values of more liquid investments. It may be more difficult for a Fund to determine a fair value of an illiquid investment than that of a more liquid comparable investment. Bond markets have consistently grown over the past three decades while the growth of capacity for traditional dealer counterparties to engage in fixed income trading has not kept pace and in some cases has decreased. As a result, dealer inventories of certain types of bonds and similar instruments, which provide a core indication of the ability of financial intermediaries to “make markets,” are at or near historic lows in relation to market size. Because market makers provide stability to a market through their intermediary services, the significant reduction in dealer inventories could potentially lead to decreased liquidity and increased volatility in the fixed income markets. Such issues may be exacerbated during periods of economic uncertainty. Investments in foreign and emerging market securities, certain derivative instruments, and investments with substantial credit risk tend to have significant exposure to liquidity risk, however, all investments are subject to at least some level of liquidity risk and have the potential to become illiquid.

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Loan Risk. (Schroder Total Return Fixed Income Fund and Schroder Core Bond Fund). Investments in loans are generally subject to the same risks as investments in other types of debt securities, including, in many cases, investments in high-yield/junk bonds. They may be difficult to value and may be illiquid. If a Fund holds a loan through another financial institution, or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. It is possible that any collateral securing a loan may be insufficient or unavailable to a Fund, and that a Fund’s rights to collateral may be limited by bankruptcy or insolvency laws. There may be limited public information available regarding the loan. Transactions in loans may settle on a delayed basis, and a Fund may not receive the proceeds from the sale of a loan for a substantial period of time after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet a Fund’s redemption obligations until

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Schroder Mutual Funds	Prospectus

potentially a substantial period after the sale of the loans. The prices and yields of certain floating rate loans that include a feature that prevents their interest rates from increasing with market interest rates if market interest rates are below a specified minimum level may not increase in response to market interest rates as much as other floating rate loans without that feature.

Loans may not be considered “securities,” and purchasers, such as a Fund, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws.

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Management Risk. (All Funds). Because the Funds are actively managed, each Fund’s investment return depends on the ability of the Adviser and/or the Sub-Adviser to manage its portfolio successfully. The Adviser and/or the Sub-Adviser and their investment teams will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results. There is a risk that the Adviser and/or the Sub-Adviser may be incorrect in their analyses of economic trends, countries, industries, companies, or other matters.

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Market Risk. (All Funds). Various market risks can affect the price or liquidity of an issuer’s securities in which a Fund may invest. Returns from the securities in which a Fund invests may underperform returns from the various general securities markets. Different types of securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets. Adverse events occurring with respect to an issuer’s performance or financial position can depress the value of the issuer’s securities. The liquidity in a market for a particular security will affect its value and may be affected by factors relating to the issuer, as well as the depth of the market for that security. Other market risks that can affect value include a market’s current attitudes about types of securities, market reactions to political or economic events, including litigation, and tax and regulatory effects (including lack of adequate regulations for a market or particular type of instrument).

Markets may, in response to governmental actions or intervention, economic or market developments, or other external factors, experience periods of high volatility and reduced liquidity. During those periods, a Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when they would otherwise not do so, and potentially at unfavorable prices. Securities may be difficult to value during such periods. These risks may be heightened for fixed income securities in low interest rate environments. The United States and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. For example, governmental financial regulators, including the U.S. Federal Reserve, have taken steps to maintain historically low interest rates, such as by purchasing bonds. Steps by those regulators, including, for example, steps to curtail or taper such activities, could have a material adverse effect on prices for a Fund’s portfolio of investments and on the management of the Fund. The withdrawal of support, failure of efforts in response to a financial crisis, or investor perception that those efforts are not succeeding could negatively affect financial markets generally as well as the values and liquidity of certain securities. Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the securities in which the Fund invests or the issuers of such securities in ways that are unforeseeable. Legislation or regulation also may change the way in which a Fund or the Adviser or the Sub-Adviser is regulated. Such legislation, regulation, or other government action could limit or preclude a Fund’s ability to achieve its investment objective and affect the Fund’s performance.

Political, social or financial instability, civil unrest and acts of terrorism are other potential risks that could adversely affect an investment in a security or in markets or issuers generally. In addition, political developments in foreign countries or the United States may at times subject such countries to sanctions from the U.S. government, foreign governments and/or international institutions that could negatively affect the Fund’s investments in issuers located in, doing business in or with assets in such countries.

The Fund may continue to accept new subscriptions and to make additional investments in instruments in accordance with a Fund’s principal investment strategies to strive to meet a Fund’s investment objectives under all types of market conditions, including unfavorable market conditions.

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Schroder Mutual Funds	Prospectus

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Micro, Small and Mid Cap Companies Risk. (Schroder North American Equity Fund). The Fund may invest in companies that are smaller and less well-known than larger, more widely held companies. Micro, small and mid cap companies may offer greater opportunities for capital appreciation than larger companies, but may also involve certain special risks. They are more likely than larger companies to have limited product lines, markets or financial resources, or to depend on a small, inexperienced management group. Securities of smaller companies may trade less frequently and in lesser volumes than more widely held securities and their values may fluctuate more sharply than other securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. These securities may therefore be more vulnerable to adverse developments than securities of larger companies, and the Fund may have difficulty establishing or closing out its securities positions in smaller companies at prevailing market prices. Also, there may be less publicly available information about smaller companies or less market interest in their securities as compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of their issuers’ earnings potential or assets. Micro cap companies may have been very recently organized and may have only limited sources of additional capital. Their securities may be extremely volatile and may experience very limited trading markets and liquidity. Micro cap companies may be expected to experience higher levels of failure, insolvency, and bankruptcy than many larger companies.

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Mortgage-Backed and Asset-Backed Securities Risk. (Schroder Long Duration Investment-Grade Bond Fund, Schroder Total Return Fixed Income Fund and Schroder Core Bond Fund). Mortgage-backed securities, including collateralized mortgage obligations and certain stripped mortgage-backed securities represent a participation in, or are secured by, mortgage loans purchased from individual lenders by a federal agency or originated and issued by private lenders. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property and receivables from credit card agreements. The Funds may invest in privately-issued mortgage-backed and asset-backed securities, which are neither guaranteed nor backed by the U. S. Government, its agencies or any of its instrumentalities.

Traditional debt investments typically pay a fixed rate of interest until maturity, when the entire principal amount is due. By contrast, payments on mortgage-backed and many asset-backed investments typically include both interest and partial payment of principal. Principal may also be prepaid voluntarily, or as a result of refinancing or foreclosure. The Fund may have to invest the proceeds from prepaid investments in other investments with less attractive terms and yields. As a result, these securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates. Because the prepayment rate generally declines as interest rates rise, an increase in interest rates will likely increase the duration, and thus the volatility, of mortgage-backed and asset-backed securities. In addition to interest rate risk (as described above under “Interest Rate Risk”), investments in mortgage-backed securities composed of subprime mortgages may be subject to a higher degree of credit risk, valuation risk and liquidity risk (as described above under “Credit Risk” and “Liquidity Risk” and below under “Valuation Risk”).

The types of mortgages underlying securities held by the Fund may differ and may be affected differently by market factors. For example, the Fund’s investments in residential mortgage-backed securities will likely be affected significantly by factors affecting residential real estate markets and mortgages generally; similarly, investments in commercial mortgage-backed securities will likely be affected significantly by factors affecting commercial real estate markets and mortgages generally.

The ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited. Some mortgage-backed and asset-backed investments receive only the interest portion (“IOs”) or the principal portion (“POs”) of payments on the underlying assets. The yields and values of these investments are extremely sensitive to changes in interest rates and in the rate of principal payments on the underlying assets. IOs tend to decrease in value if interest rates decline and rates of repayment (including prepayment) on the underlying mortgages or assets increase; it is possible that the Fund may

40

Schroder Mutual Funds	Prospectus

lose the entire amount of its investment in an IO due to a decrease in interest rates. Conversely, POs tend to decrease in value if interest rates rise and rates of repayment decrease. Moreover, the market for IOs and POs may be volatile and limited, which may make them difficult for the Fund to buy or sell.

The Fund may gain investment exposure to mortgage-backed and asset-backed investments by entering into agreements with financial institutions to buy the investments at a fixed price at a future date. The Fund may or may not take delivery of the investments at the termination date of such an agreement, but will nonetheless be exposed to changes in value of the underlying investments during the term of the agreement.

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Municipal Securities Risk. (Schroder Long Duration Investment-Grade Bond Fund, Schroder Total Return Fixed Income Fund and Schroder Core Bond Fund). There may be economic, political or regulatory changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund’s municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer’s ability to levy and collect taxes. Some municipal securities are issued by governmental authorities to finance privately owned or operated facilities or public facilities financed solely by enterprise revenues, and the interest and principal on those securities is payable only out of the revenues from those facilities. Income from municipal obligations could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities or non-compliant conduct of bond issuers.

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Portfolio Turnover Risk. (All Funds). The length of time a Fund has held a particular security is not generally a consideration in investment decisions. The investment policies of a Fund may lead to frequent changes in the Fund’s investments, particularly in periods of volatile market movements. A change in the securities held by a Fund is known as “portfolio turnover.” Portfolio turnover generally involves some expense to a Fund, such as commissions, bid-asked spreads, dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, and may result in the realization of taxable capital gains (including short-term gains, which are generally taxed to shareholders at ordinary income rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. During periods when a Fund experiences high portfolio turnover rates, these effects are likely to be more pronounced.

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Rating Agencies Risk. (Schroder Long Duration Investment-Grade Bond, Schroder Total Return Fixed Income Fund and Schroder Core Bond Fund). Ratings are not an absolute standard of quality, but rather general indicators that reflect only the views of the originating rating agencies. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency establishing the rating, circumstances warrant. A downward revision or withdrawal of such ratings, or both, may have an effect on the liquidity or market price of the securities in question.

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REIT Risk. (Schroder North American Equity Fund). An investment in a REIT may be subject to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. In addition, an investment in a REIT is subject to additional risks, such as poor performance by the manager of the REIT, adverse changes to the tax laws or failure by the REIT to qualify for favorable tax treatment under the Code, and to the risk of general declines in stock prices. In addition, some REITs have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. Also, the organizational documents of a REIT may contain provisions that make changes in control of the REIT difficult and time-consuming. The Fund may purchase exchange-traded REITs, or unlisted REITs traded in the over-the-counter markets. Unlisted REITs may be less liquid than exchange-traded REITs, and the Fund may not be able to sell shares of an unlisted REIT at the desired time or price. As a shareholder in a REIT, the Fund, and indirectly the Fund’s shareholders, would bear its ratable share of the REIT’s expenses and would at the same time continue to pay its own fees and expenses.

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Schroder Mutual Funds	Prospectus

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“To Be Announced” Transactions Risk. (Schroder Long Duration Investment-Grade Bond Fund, Schroder Total Return Fixed Income Fund and Schroder Core Bond Fund). A Fund may purchase securities in “to be announced” (“TBA”) transactions. TBA transactions are standardized contracts for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement. A TBA transaction is a method of trading mortgage-backed securities. In a TBA transaction, the buyer and seller agree upon general trade parameters such as agency, settlement date, par amount and price. If the Fund’s counterparty to a TBA transaction were to fail to perform its obligations under the transaction, the Fund might lose some or all of the benefit to the Fund of the transaction. These transactions can result in investment leverage, which may cause a Fund’s performance to be more volatile than it would otherwise be.

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U.S. Government Securities Risk. (Schroder Long Duration Investment-Grade Bond Fund, Schroder Total Return Fixed Income Fund and Schroder Core Bond Fund). U.S. Government securities include a variety of securities that differ in their interest rates, maturities, and dates of issue. While securities issued or guaranteed by some agencies or instrumentalities of the U.S. Government (such as the Government National Mortgage Association) are supported by the full faith and credit of the United States, securities issued or guaranteed by certain other agencies or instrumentalities of the U.S. Government (such as Federal Home Loan Banks) are supported by the right of the issuer to borrow from the U.S. Government, and securities issued or guaranteed by certain other agencies and instrumentalities of the U.S. Government (such as Fannie Mae and Freddie Mac) are supported only by the credit of the issuer itself. Investments in these securities may also be subject to interest rate risk (as described above under “Interest Rate Risk”), prepayment risk (as described above under “Mortgage-Backed and Asset-Backed Securities Risk”), and the risk that the value of the securities will fluctuate in response to political, market, or economic developments.

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Valuation Risk. (All Funds). A portion of the Fund’s assets may be valued by the Adviser at fair values pursuant to guidelines established by the Board of Trustees. A Fund’s assets may be valued using valuations provided by a pricing service or, alternatively, a broker-dealer or other market intermediary (sometimes just one broker-dealer or other market intermediary) when other reliable pricing sources may not be available. To the extent the Fund relies on a pricing service to value some or all of its portfolio securities, it is possible that the pricing information provided by a broker quotation will not reflect the actual price a Fund would receive upon sale of a security. In addition, to the extent a Fund sells a security at a price lower than the price it has been using to value the security, its net asset value will be adversely affected. If a Fund has overvalued securities it holds, you may end up paying too much for the Fund’s shares when you buy into the Fund. If a Fund underestimates the price of its portfolio securities, you may not receive the full market value for your Fund shares when you sell.

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Warrants Risk. (Schroder North American Equity Fund). The Fund may invest in warrants to purchase equity securities. The price, performance and liquidity of such warrants are typically linked to the underlying stock. These instruments have many characteristics of convertible securities and their prices may, to some degree, reflect the performance of the underlying stock.

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Schroder Mutual Funds	Prospectus

Additional Information and Risks Regarding the Funds’
Investment Strategies and Techniques

Unless otherwise noted, all percentage limitations on Fund investments apply only at the time of investment. An investment by a Fund would not be considered to violate a percentage limitation unless an excess or deficiency were to occur or exist immediately after and as a result of an investment. References to “net assets” within the context of an investment policy to invest 80% of a Fund’s net assets in particular investments means the Fund’s net assets plus the amount, if any, of borrowings by a Fund for investment purposes.

Except for investment restrictions designated as fundamental in this Prospectus or in the Funds’ SAI, the investment policies described in this Prospectus or the Funds’ SAI, including each Fund’s investment objective, are not fundamental and may be changed without shareholder approval or prior notice.

In addition to the principal investment strategies described in the Principal Investment Strategies section above, each Fund (unless otherwise noted) may at times, but is not required to, use the strategies and techniques described below, which involve certain special risks. This Prospectus does not attempt to disclose all of the various investment techniques and types of securities that the Adviser or the Sub-Adviser might use in managing the Funds. As in any mutual fund, investors must rely on the professional investment judgment and skill of the Adviser and the Sub-Adviser.

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Securities Loans and Reverse Repurchase Agreements. A Fund may lend portfolio securities to broker-dealers, and may enter into reverse repurchase agreements. These transactions must be fully collateralized at all times, but involve some risk to a Fund if the collateral provided declines in value or the Fund’s counterparty should default on its obligation and the Fund is delayed or prevented from recovering sufficient collateral. A Fund may enter into securities loans and reverse repurchase agreements as a way to recognize additional current income on securities that it owns.

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Temporary Defensive Strategies. At times, the Adviser or the Sub-Adviser may judge that conditions in the securities markets make pursuing a Fund’s investment strategy inconsistent with the best interests of its shareholders. At such times, the Adviser or the Sub-Adviser may, but is not required to, take temporary “defensive” positions that are inconsistent with a Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. In implementing these defensive strategies, the Fund would invest in investment grade fixed income securities, cash or money market instruments to any extent the Adviser or the Sub-Adviser considers consistent with such defensive strategies. It is impossible to predict when, or for how long, a Fund would use these alternate strategies. One risk of taking such temporary defensive positions is that the Fund may not achieve its investment objective.

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Other Investments. A Fund may also invest in other types of securities and utilize a variety of investment techniques and strategies that are not described in this Prospectus. These securities and techniques may subject the Fund to additional risks. Please see the SAI for additional information about the securities and investment techniques described in this Prospectus and about additional techniques and strategies that may be used by the Funds.

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Securities in Default. Securities that are in default are subject generally to the risks described above under “Principal Risks of Investing in the Funds – High Yield/Junk Bond Risk,” and offer little or no prospect for the payment of the full amount of unpaid principal and interest.

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Private Placements and Restricted Securities. A Fund may invest in securities that are purchased in private placements. Because there may be relatively few potential purchasers for such investments, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a Fund could find it more difficult to sell such securities when the Adviser or the Sub-Adviser believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. At times, it may also be more difficult to determine the fair values of such securities for purposes of computing a Fund’s net asset value. A Fund’s sale of such private placement investments may also be restricted under securities laws.

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Schroder Mutual Funds	Prospectus

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When-Issued, Delayed Delivery, and Forward Commitment Transactions. The Funds may purchase securities on a when-issued, delayed delivery, or forward commitment basis. These transactions involve a commitment by a Fund to purchase a security for a predetermined price or yield, with payments and delivery taking place more than seven days in the future, or after a period longer than the customary settlement period for that type of security. These transactions may increase the overall investment exposure for a Fund, potentially creating investment leverage, and involve a risk of loss if the value of the securities declines prior to the settlement date.

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Cybersecurity. With the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, investment companies such as the Funds and their service providers may be prone to operational and information security risks resulting from cyber-attacks. In general, cyber-attacks result from deliberate attacks but unintentional events may have effects similar to those caused by cyber-attacks. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information and “ransomware” or other attacks which cause operational disruption. Successful cyber-attacks against, or security breakdowns of, a Fund, the Adviser, the Sub-Adviser or the Fund’s custodian, transfer agent, selling agents and/or other third party service providers may adversely impact the Fund or its shareholders. For instance, cyber-attacks may interfere with the processing of shareholder transactions, impact a Fund’s ability to calculate its net asset value, cause the release of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs. The Funds may also incur substantial costs for cyber security risk management in order to prevent any cyber incidents in the future. The Funds and their shareholders could be negatively impacted as a result. Similar types of cyber security risks are also present for issuers of securities in which a Fund invests, which could result in material adverse consequences for such issuers, and may cause the Fund’s investment in such securities to lose value.

Management of the Funds

Each Trust is governed by a Board of Trustees. The Board of Trustees of each Trust has retained Schroder Investment Management North America Inc. (“Schroders” or the “Adviser”) to serve as each Fund’s adviser and to manage the investments of each Fund.

Schroder Investment Management North America Limited (“SIMNA Ltd.” or the “Sub-Adviser”), an affiliate of Schroders, acts as a sub-adviser to the Funds. Schroders has delegated certain day-to-day portfolio management authority to SIMNA Ltd. Notwithstanding that delegation, Schroders may exercise investment discretion over any of the Funds’ portfolios at any time and without prior notice to shareholders.

Schroders (itself and its predecessors) has been an investment manager since 1962, and serves as investment adviser to the Funds and as investment adviser to other mutual funds and a broad range of institutional investors. Schroders plc, Schroders’ ultimate parent, is a global asset management company with approximately $555.5 billion under management as of September 30, 2019. Schroders plc and its affiliates (the “Schroders organization”) have clients that are major financial institutions including banks and insurance companies, public and private pension funds, endowments and foundations, high net worth individuals, financial intermediaries and retail investors. Schroders plc has one of the largest networks of offices of any dedicated asset management company with numerous portfolio managers and analysts covering the world’s investment markets.

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Management Fees. For its services to the Funds, Schroders is entitled to a fee, which is calculated daily and paid monthly, at the following annual rates based on the average daily net assets of each Fund.

North American Equity Fund	0.25%
Long Duration Investment-Grade Bond Fund	0.25%
Total Return Fixed Income Fund	0.25%
Core Bond Fund	0.25%

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Schroder Mutual Funds	Prospectus

In order to limit the expenses of the shares of certain Funds, the Adviser has contractually agreed through February 28, 2021 for the Funds set forth below to waive its fees, pay Fund operating expenses and/or reimburse the applicable Fund for expenses to the extent that the Total Annual Fund Operating Expenses of a Fund (other than acquired fund fees and expenses, other indirect acquired fund expenses, interest, taxes, and extraordinary expenses, which may include typically non-recurring expenses such as, for example, organizational expenses, litigation expenses, and shareholder meeting expenses) allocable to the share class of the Fund set forth below exceed the following annual rates (based on the average daily net assets attributable to each of the applicable Fund’s share classes taken separately):

	R6 Shares	Investor Shares
Long Duration Investment-Grade Bond Fund	n/a	0.32%
Total Return Fixed Income Fund	n/a	0.40%
Core Bond Fund	0.32%	n/a

For the fiscal year ended October 31, 2019, each of the following Funds paid aggregate management fees, net of applicable expense limitations, for investment management services to Schroders at the following annual rates (based on each Fund’s average daily net assets):

North American Equity Fund	0.25%
Long Duration Investment-Grade Bond Fund	0.05%
Total Return Fixed Income Fund	0%
Core Bond Fund	0%

As compensation for SIMNA Ltd.’s services as sub-adviser, Schroders pays to SIMNA Ltd. 58.5% of the investment advisory fees Schroders receives from the Schroder North American Equity Fund, and 15% of the investment advisory fees Schroders receives from each of the Schroder Long Duration Investment-Grade Bond Fund, Schroder Total Return Fixed Income Fund and Schroder Core Bond Fund. Investment advisory responsibilities and fees may be reallocated periodically between SIMNA Inc. and SIMNA Ltd.

A discussion regarding the basis for the Trustees’ approval of the investment management agreements for each Fund, is available in the Fund’s annual report to shareholders for the fiscal year ended October 31, 2019.

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Portfolio Management. The following portfolio managers at the Schroders organization have primary responsibility for making investment decisions for the respective Funds. Each portfolio manager’s recent professional experience is also shown. The Funds’ SAI provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio managers, and each portfolio manager’s ownership of securities in the respective Fund.

Name	Title	Fund	Length of Service to the Fund	Recent Professional Experience
Justin Abercrombie	Lead Portfolio Manager and Head of QEP	Schroder North American Equity Fund	Since its inception in 2003	Mr. Abercrombie is the Lead Portfolio Manager and Head of QEP at the Schroders organization. He has been associated with Schroders since 1996. Formerly, founding member of QEP.
Julio C. Bonilla, CFA	Portfolio Manager	Schroder Long Duration Investment-Grade Bond Fund	Since its inception in 2011

Mr. Bonilla is a Portfolio Manager at the Schroders organization. He has been associated with Schroders since 2013. Mr. Bonilla joined STW in 2010 and has over 22 years of investment experience. Prior to joining STW, Mr. Bonilla spent ten years with Wells Capital Management, where he held the title of Senior Portfolio Manager.

		Schroder Total Return Fixed Income Fund	Since 2014
		Schroder Core Bond Fund	Since its inception in 2018

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Schroder Mutual Funds	Prospectus

Name	Title	Fund	Length of Service to the Fund	Recent Professional Experience
Andrew B.J. Chorlton, CFA	Portfolio Manager	Schroder Long Duration Investment-Grade Bond Fund	Since its inception in 2011

Mr. Chorlton is a Portfolio Manager at the Schroders organization. He has been associated with SIMNA Ltd. since 2019 and was associated with Schroders from 2013 to 2019. Mr. Chorlton joined STW in 2007 and has over 22 years of investment experience. Before joining STW, he spent six years as a Senior Fixed Income Manager with AXA Investment Managers. Prior to that, Mr. Chorlton was a Portfolio Manager with Citigroup Asset Management.

		Schroder Total Return Fixed Income Fund	Since 2014
		Schroder Core Bond Fund	Since inception in 2018
Lisa Hornby, CFA	Portfolio Manager	Schroder Long Duration Investment-Grade Bond Fund	Since 2016	Ms. Hornby is a Portfolio Manager at Schroders. She has been associated with Schroders since 2010. Prior to joining Schroders, she was an analyst at Barclays Capital.
		Schroder Total Return Fixed Income Fund	Since 2016
		Schroder Core Bond Fund	Since its inception in 2018
Stephen Langford, CFA	Portfolio Manager	Schroder North American Equity Fund	Since 2011

Mr. Langford joined Schroders in 2003 and is a member of the team that focuses on researching enhancements to the investment process. He is also a senior portfolio manager across all of the QEP products, specializing in Japan. Prior to joining Schroders, he was a senior research manager at Quaestor Investment Management and managed a Japanese market-neutral fund. He holds a Doctorate in Chemical Physics from the University of Oxford.

Neil G. Sutherland, CFA	Portfolio Manager	Schroder Long Duration Investment-Grade Bond Fund	Since its inception in 2011

Mr. Sutherland is a Portfolio Manager at the Schroders organization. He has been associated with Schroders since 2013. Mr. Sutherland joined STW in 2008 and has over 22 years of investment experience. Previously, he spent seven years at AXA Investment Managers, where he held the position of Senior Fixed Income Manager. Before that, Mr. Sutherland was part of Newton Investment Group’s Global Fixed Income Team.

		Schroder Total Return Fixed Income Fund	Since 2014
		Schroder Core Bond Fund	Since its inception in 2018

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Additional Information. The Trustees of the Trusts oversee generally the operations of the Funds and the Trusts. Each Trust enters into contractual arrangements with various parties, including among others the Adviser, the Sub-Adviser and the Funds’ custodian, transfer agent, and accountants, who provide services to the Funds. Shareholders are not parties to any such contractual arrangements or intended (“third-party”) beneficiaries of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of a Trust.

This Prospectus provides information concerning the Trusts and the Funds that you should consider in determining whether to purchase shares of the Funds. None of this Prospectus, the related SAI or any of the above-referenced contracts is intended, or should be read, to be or to give rise to an agreement or contract between a Trust or a Fund and any investor, or to give rise to any rights in any individual shareholder, group of shareholders, or other person other than any rights conferred explicitly by federal or state securities laws that may not be waived.

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Schroder Mutual Funds	Prospectus

How the Funds’ Shares are Priced

Each Fund calculates the net asset value (NAV) per share of its classes of shares by dividing the total value of its assets attributable to that class, less its liabilities attributable to that class, by the number of shares of that class that are outstanding. Each Fund calculates its NAV as of the close of trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m., Eastern Time). If the NYSE closes early, as in the case of scheduled half-day trading or unscheduled suspensions of trading, the Fund reserves the right to calculate NAV as of the earlier closing time. The NYSE is currently closed on weekend days and on New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. The NAV of a Fund’s classes of shares may differ from each other due to differences in the expenses of each of the share classes. Each Fund’s current NAV per share is available on the Fund’s website at http://www.schroderfunds.com.

In calculating NAV, each Fund generally values its investment portfolio at market price. If market prices are not readily available or a Fund reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, the Fund is required to price those securities at fair value as determined in good faith using methods approved by the Board. Pursuant to the policies adopted by, and under the ultimate supervision of, the Board, these methods are implemented through the Trust’s Fair Value Pricing Committee, members of which are appointed by the Board. A Fund’s determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Fund assigns to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

With respect to non-U.S. securities held by a Fund, the Fund may take factors influencing specific markets or issuers into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by a Fund may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time as of which the Fund prices its shares, the value the Fund assigns to securities may not be the same as the quoted or published prices of those securities on their primary markets or exchanges. In determining fair value prices, a Fund may consider the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, securities market movements in the United States, or other relevant information related to the securities.

There may be limited circumstances in which a Fund would price securities at fair value for stocks of U.S. companies that are traded on U.S. exchanges – for example, if the exchange on which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time the Fund calculated its NAV.

When valuing fixed-income securities with remaining maturities of more than 60 days, a Fund uses the value of the security provided by pricing services. The values provided by a pricing service may be based upon market quotations for the same security, securities expected to trade in a similar manner or a pricing matrix. When valuing fixed-income securities with remaining maturities of 60 days or less, the Fund may use the security’s amortized cost. Amortized cost and the use of a pricing matrix in valuing fixed-income securities are forms of fair value pricing.

Securities and other assets for which market quotations are not readily available will be valued at their fair value as determined in good faith by or under the direction of the Board of Trustees.

Types of Shares Available

Investor Shares and R6 Shares are offered in this Prospectus. Each Trust sells shares of the Funds at their net asset value without any sales charges or loads, so that the full amount of your purchase payment is invested in the applicable Fund. You also receive the full value of your shares when you sell them back to the Funds, without any deferred sales charge.

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The costs of managing and administering a Fund are spread among shareholders of each class of shares. These operating costs cover such things as investment management, custody, auditing, administrative and transfer agency expenses, fees and expenses of Trustees, and, to the extent applicable to a share class, shareholder servicing.

Each Fund has adopted a shareholder service plan (the “Plan”) with respect to its Investor Shares. Under the Plan, each Fund, except Schroder North American Equity Fund, out of the assets attributable to its Investor Shares, may make payments to Schroders, its affiliates, and such other financial intermediaries and other entities as may from time to time provide shareholder services (each, a “Shareholder Servicer”) and/or incur expenses directly or indirectly supporting or relating to the shareholder servicing function for holders of Investor Shares as compensation for such services and expenses. Payments under the Plan are made at an annual rate of up to 0.15% of the average daily net assets attributable to the applicable class. The fees under the shareholder service plan are not made for distribution services or expenses. Please see “Payments to Financial Intermediaries” below for further information regarding payments to financial intermediaries.

Choosing a Share Class. Shares of different classes are available to different eligible investors. The Funds generally do not have the ability to enforce these limitations on access to the different share classes. It is the sole responsibility of each financial intermediary to ensure that it only makes a class of shares available to those categories of investors that qualify for access to such class, and in cases where no financial intermediary is involved, please be aware of the share class eligibility described in this section.

The chart below summarizes the features of the different classes.

	Minimum Initial/Subsequent Purchase Amount	Maximum Purchase Amount	Maximum Initial Sales Charge (Load)	Maximum Contingent Deferred Sales Load	Payments under the Shareholder Service Plan
Investor Shares	$250,000/$1,000(1)	None	None	None	Up to 0.15%(2)
R6 Shares	$1,000,000(3)/None	None	None	None	None

(1)	A $100 minimum subsequent purchase amount applies for automatic investment plans.

(2)	Not applicable to Schroder North American Equity Fund.

(3)	There is no minimum for Eligible Defined Contribution Plans, as defined below under “Choosing a Share Class - R6 Shares.”

The Trust may, in its sole discretion, waive or modify these minimum investment amounts. Minimums may be waived or modified for certain institutional investors or financial intermediaries that have an arrangement with Schroders or the Fund’s distributor. For share purchases made through certain financial intermediaries, the investment minimums associated with the policies and programs of the fund network or financial intermediary may apply. Please contact your financial intermediary for more information.

A Trust may suspend the offering of Fund shares for any period of time.

Investor Shares. Investor Shares are intended primarily for investors making a minimum initial investment of $250,000. Investor Shares may also be sold through certain fund networks or other financial intermediaries that have arrangements with the Funds’ distributor, subject to the minimums of such fund networks or financial intermediaries. Investor Shares are subject to shareholder service plan payments (except for Schroder North American Equity Fund).

R6 Shares. R6 Shares are available for purchase by eligible institutional investors, including employer sponsored retirement plans, pension plans, endowments and foundations, and eligible high net worth investors. R6 Shares are generally not available to investors who invest or hold their shares through financial intermediaries, such as clearing firms or record keepers, that expect to receive compensation from a Fund or from Schroders. R6 Shares of the Funds are not designed to accommodate the payment of sub-transfer

48

Schroder Mutual Funds	Prospectus

agency/shareholder servicing fees to financial intermediaries. The minimum initial investment for R6 Shares of a Fund is $1,000,000. There is no minimum for additional purchases of R6 Shares of a Fund. R6 Shares are also available to current or former Trustees, Schroders and its affiliates, employees of Schroders and its affiliates, and such employees’ spouses and dependents, with no minimum investment amounts. Investors generally may meet the minimum initial investment amount by aggregating multiple accounts with common beneficial or related ownership within a Fund or across R6 Shares of the Schroder family of funds. Notwithstanding the preceding, there is no minimum initial investment for the following types of plans held through plan level or omnibus accounts on the books of a Fund: group employer-sponsored 401(k) plans, 457 plans, and employer sponsored 403(b) plans (collectively, “Eligible Defined Contribution Plans”).

How to Buy Shares

●

Investor Shares. Each Trust, through its distributor, SEI Investments Distribution Co. (“SIDCO” or the “Distributor”), sells Investor Shares of its Funds at their net asset value without any sales charges or loads, so that the full amount of your purchase payment is invested in the applicable Fund. You may purchase Investor Shares of each Fund by completing the Account Application available at www.schroderfunds.com that accompanies this Prospectus, and sending payment by check or wire as described below. You may be eligible to purchase Investor Shares through certain fund networks or other financial intermediaries that have arrangements with the Distributor. Please contact your financial intermediary for more information.

●

R6 Shares. You may purchase R6 Shares by completing the Account Application provided by Schroders’ Client Service team or your custodian, consultant, or other financial intermediary, and sending payment by check or wire as described below. You can contact the Schroders Client Service team by email at clientserviceny@schroders.com or by calling (212) 641-3800 and asking to speak with Institutional Client Service. The Trust strongly encourages potential investors to communicate with Schroders’ Client Service Team or your financial intermediary prior to completing the Account Application or initiating any transaction with a Fund. Please contact the Schroders’ Client Service team or your financial intermediary for more information.

Acceptance of your purchase request may be delayed pending receipt of additional documentation, such as copies of corporate resolutions and instruments of authority, from corporations, administrators, executors, personal representatives, directors, or custodians.

Each Fund sells its shares at their net asset value next determined after receipt of your purchase request in good order. (A purchase request is in good order if it meets the requirements set out below and in the Account Application, is properly communicated to the Fund, and otherwise meets the requirements implemented from time to time by the Funds’ transfer agent or the Fund.) In order for you to receive a Fund’s next determined net asset value on a particular day, the Fund, DST AMS, or an authorized financial intermediary must receive your request before the time as of which the Fund calculates its net asset value, which is generally the close of trading on the NYSE (normally 4:00 p.m., Eastern Time), and, in the case of a request furnished to a financial intermediary or its designee, the request must subsequently be communicated properly to the Fund. For requests sent by regular mail, there may be a delay between the time the request reaches the P.O. Box and the time of a Fund’s receipt of the request, which may affect the net asset value at which the request is processed. Each Trust reserves the right to reject any request to purchase shares of any of its Funds. Each Trust generally expects to inform any persons that their purchase request has been rejected within 24 hours.

The Funds do not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Funds subject to the satisfaction of enhanced due diligence. Please contact the Schroders’ Client Service team or your financial intermediary for more information.

The Funds do not issue share certificates.

Purchases by check (Direct Purchases). You may purchase shares of a Fund by mailing a check (in U.S. dollars) payable to the Fund. If you wish to purchase shares of two or more Schroder Mutual Funds, make your check payable to Schroder Mutual Funds and include written instructions as to how the amount of your check

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Schroder Mutual Funds	Prospectus

should be allocated among the Schroder Mutual Funds whose shares you are purchasing. Schroder Mutual Funds will not accept third-party checks or starter checks. You should direct your check and your completed Account Application as follows:

REGULAR MAIL	OVERNIGHT OR EXPRESS MAIL
Schroder Mutual Funds P.O. Box 219360 Kansas City, MO 64121-9360	Schroder Mutual Funds c/o DST Asset Manager Solutions, Inc. 430 W 7th Street Suite 219360 Kansas City, MO 64105-1407

For initial purchases, a completed Account Application must accompany your check.

Purchases by bank wire (Direct Purchases). If you make your initial investment by wire, a completed Account Application must precede your order. Upon receipt of the Application, DST AMS will assign you an account number. DST AMS will process wire orders received prior to the next time as of which the Fund calculates its net asset value, which is generally the close of trading on the NYSE (normally 4:00 p.m., Eastern Time) on each day the NYSE is open for trading, at that next net asset value calculated. DST AMS will process wire orders received after that time at the net asset value next determined thereafter.

Please call DST AMS at (800) 464-3108 if purchasing shares directly from a Fund, or you may also call your financial intermediary if purchasing through a financial intermediary, to give notice that you will send funds by wire, and obtain a wire reference number. (From outside the United States, please call (617) 483-5000 and ask to speak with a Schroder Mutual Funds representative.) Please be sure to obtain a wire reference number. Instruct your bank to wire funds with the assigned reference number as follows:

State Street Bank and Trust Company
1 Lincoln Street
Boston, Massachusetts 02111

ABA No.: 011000028
Attn: Schroder Mutual Funds
DDA No.: 9904-650-0
FBO: Account Registration
A/C: Mutual Fund Account Number
Name of Fund

DST AMS will not process your purchase until it receives the wired funds.

Automatic purchases (Direct Purchases). You can make regular investments of $100 or more per month or quarter in a Fund through automatic deductions from your bank account. Please complete the appropriate section of the Account Application if you would like to utilize this option. For more information, please call (800) 464-3108 ((617) 483-5000 from outside the United States). If you purchase shares through a financial intermediary, your firm may also provide automatic purchase options. Please contact your financial intermediary for details.

Purchases through brokers and other financial institutions. You may also buy and exchange shares of the Funds through an authorized broker or other financial institution that has an agreement with the Distributor. The purchase and exchange policies and fees charged by such brokers and other institutions may be different than those of the Funds. For instance, banks, brokers, retirement plans and financial advisers may charge transaction fees and may set different investment minimums or limitations on buying or exchanging shares. Please consult a representative of your financial institution for further information. Brokers or other agents may charge investors a fee for effecting transactions in shares of a Fund. R6 Shares are not generally appropriate for purchase through brokers and other financial institutions who expect to receive

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Schroder Mutual Funds	Prospectus

compensation from a Fund or Schroders. If you purchase shares through a financial intermediary, your financial intermediary is responsible for ensuring that your purchase is received by the Fund timely and in good order.

Purchases in kind. Investors may purchase shares of a Fund for cash or in exchange for securities, subject to the determination by Schroders in its discretion that the securities are acceptable. (For purposes of determining whether securities will be acceptable, Schroders will consider, among other things, whether they are liquid securities of a type consistent with the investment objective and policies of the Fund and have a readily ascertainable value.) The Funds value securities accepted by Schroders in the same manner as are the Funds’ portfolio securities as of the time of the next determination of a Fund’s net asset value. Although the Funds seek to determine the fair value of securities contributed to a Fund, any valuation that does not reflect fair value may dilute the interests of the purchasing shareholder or the other shareholders of the Funds. All rights reflected in the market price of accepted securities at the time of valuation become the property of the Funds and must be delivered to the Funds upon receipt by the investor. Investors may realize a taxable gain or loss upon the exchange. Investors interested in purchases through exchange should telephone DST AMS at (800) 464-3108 ((617) 483-5000 from outside the United States), their Schroders client representative, or other financial intermediary.

Certain payments by Schroders or its affiliates. Schroders or its affiliates may, at their own expense and out of their own assets, provide compensation to financial intermediaries in connection with sales of Fund shares or shareholder servicing (although typically not in connection with sales of R6 Shares). In some instances, they may make this compensation available only to certain intermediaries who have sold or are expected to sell significant amounts of shares of a Fund. See “Payments to Financial Intermediaries” below. If you purchase or sell shares through an intermediary, the intermediary may charge a separate fee for its services. Consult your intermediary for information. In addition, employees of Schroders who are registered representatives of Schroders or one of its affiliates may be more favorably compensated in respect of sales of some Schroder Mutual Funds than others; the identity of those Schroder Mutual Funds may change from time to time in Schroders’ discretion. Those employees would have a financial incentive to promote the sales of the Schroder Mutual Funds for which they are more highly compensated.

Schroder Funds Advisors LLC (“SFA”), a subsidiary of Schroders, served as the Funds’ distributor prior to March 13, 2017. Although SFA has been replaced by SIDCO as the Funds’ distributor, SFA continues to be involved in the distribution of shares of the Funds through an agreement with SIDCO, and SFA, Schroders and their affiliates continue to provide shareholder services.

How to Sell Shares

When you may redeem. You may sell your shares back to a Fund on any day the NYSE is open either through your financial intermediary or directly to the Fund. If your shares are held in the name of a financial intermediary, you may only sell the shares through that financial intermediary. The financial intermediary may charge you a fee for its services. If you choose to sell your shares directly to the Fund, you may do so by sending a letter of instruction to Schroder Mutual Funds, or by calling DST AMS at (800) 464-3108 ((617) 483-5000 from outside the United States). Redemption requests will be priced at the net asset value next determined after they are received in good order. In order for you to receive a Fund’s net asset value determined on any day, the Fund, DST AMS, or your financial intermediary must receive your redemption request in good order before the time as of which the Fund next calculates its net asset value, which is generally the close of trading on the NYSE (normally 4:00 p.m., Eastern Time), and, in the case of a request furnished to your financial intermediary or its designee, the request must subsequently be communicated timely and properly to the Fund. A redemption request is in good order if it includes the exact name in which the shares are registered, the investor’s account number, and the number of shares or the dollar amount of shares to be redeemed, and, for written requests, if it is signed in accordance with the account registration, although in certain circumstances you may need to submit additional documentation to redeem your shares. A bank, broker-dealer, or certain other financial institutions must guarantee the signature(s) of all account holders if redemption proceeds are requested to be sent to an address or bank account other than the address or bank account on the account registration or if a redemption request is made within 30 days of a change of

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Schroder Mutual Funds	Prospectus

the account address or bank account. The Stamp 2000 Medallion Guarantee is the only acceptable form of guarantee. An investor can obtain this signature guarantee from a commercial bank, savings bank, credit union, or broker-dealer that participates in one of the Medallion signature guarantee programs. You may redeem your shares by telephone only if you elected the telephone redemption privilege option on your Account Application or otherwise in writing. Telephone redemption proceeds will be sent only to you at an address on record with the Fund for at least 30 days. Unless otherwise agreed, you may only exercise the telephone redemption privilege to redeem shares worth not more than $50,000.

Receiving your money. Each Fund intends to pay redemption proceeds promptly and in any event within seven days after the request for redemption is received in good order. Each Fund generally sends payment for shares on the business day after a request is received, although it may not always do so. Each Fund may suspend redemptions or postpone payment for more than seven days in certain circumstances (see “Suspension” below for more information). If you paid for your shares by check, the applicable Fund will not send you your redemption proceeds until the check you used to pay for the shares has cleared, which may take up to 15 calendar days from the purchase date.

The Funds typically expect to sell portfolio assets and/or hold cash or cash equivalents to meet redemption requests. On a less regular basis, the Funds may also meet redemption requests by drawing on a line of credit, using short-term borrowings from their custodian and/or redeeming shares in-kind (as described below). These methods may be used during both normal and stressed market conditions.

You may also redeem and exchange shares of the Funds through an authorized broker or other financial institution that has an agreement with the Distributor. The redemption and exchange policies and fees charged by such brokers and other institutions may be different than those of the Funds. For instance, banks, brokers, retirement plans and financial advisers may charge transaction fees and may set different investment minimums or limitations on exchanging or redeeming shares. Please consult a representative of your financial institution for further information.

If you redeem shares through your financial intermediary, your financial intermediary is responsible for ensuring that DST AMS receives your redemption request timely and in proper form. If your financial intermediary receives Federal Reserve wires, you may instruct that your redemption proceeds be forwarded by wire to your account with your financial intermediary; you may also instruct that your redemption proceeds be forwarded to you by a wire transfer. Please indicate your financial intermediary’s or your own complete wiring instructions. Your financial intermediary may charge you separately for this service.

For requests sent by regular mail, there may be a delay between the time the request reaches the P.O. Box and the time of a Fund’s receipt of the request, which may affect the net asset value at which the request is processed.

Involuntary redemptions. If, because of your redemptions, your account balance for any of the Funds falls below a minimum amount set by Schroders (presently $2,000), a Trust may choose to redeem the shares in the account and pay you for them. You will receive at least 30 days’ written notice before the Trust redeems such shares, and you may purchase additional shares at any time to avoid a redemption. Each Trust may also redeem shares in an account if the account holds shares of the Funds above a maximum amount set by Schroders. There is currently no maximum, but Schroders may establish one at any time, which could apply to both present and future shareholders.

Suspension. Each Trust may suspend the right of redemption from a Fund or postpone payment by a Fund during any period when: (1) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed, other than during customary weekends or holidays; (2) the SEC has by order permitted such suspension; or (3) an emergency (as defined by rules of the SEC) exists, making disposal of portfolio investments or determination of a Fund’s net asset value not reasonably practicable.

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Schroder Mutual Funds	Prospectus

Redemptions in kind. The Trusts may redeem shares in kind, but do not expect to do so under normal circumstances. If a Trust redeems your shares in kind, you should expect to incur brokerage expenses and other transaction costs upon the disposition of the securities you receive from the Fund. In addition, the prices of those securities may change between the time when you receive the securities and the time when you are able to dispose of them.

Telephone Transactions. In an effort to prevent unauthorized or fraudulent redemption requests by telephone, DST AMS will follow reasonable procedures to confirm that telephone instructions are genuine. DST AMS and the Trusts generally will not be liable for any losses due to unauthorized or fraudulent purchase or redemption requests, but the applicable party or parties may be liable if they do not follow these procedures.

SFA served as the Funds’ distributor prior to March 13, 2017. Although SFA has been replaced by SIDCO as the Funds’ distributor, SFA continues to be involved in the distribution of shares of the Funds through an agreement with SIDCO, and SFA, Schroders and their affiliates continue to provide shareholder services.

Exchanges and Conversions

You can exchange shares of a Fund for the same share class of other funds in the Schroder family of funds offered in this Prospectus at any time at their respective net asset values. The Trusts would treat the exchange as a sale of your shares, and any gain on the exchange will generally be subject to tax. For a listing of the Schroder Funds available for exchange and to exchange your shares, please call (800) 464-3108. (From outside the United States, please call (617) 483-5000 and ask to speak with a representative of the Schroder Mutual Funds.) In order to exchange shares by telephone, you must complete the appropriate section of the Account Application. The Trusts and Schroders reserve the right to change or suspend the exchange privilege at any time. Schroders will notify shareholders of any such change or suspension.

If you hold shares of a Fund and you are eligible to purchase a different share class, such as Investor Shares or R6 Shares, you may be eligible to convert your shares to a different share class of the same Fund without incurring a fee; Schroders reserves the right to permit or reject such a conversion. In addition, each Fund may in its discretion convert shares of a class of the Fund in which an investor is no longer eligible to participate into shares of a class of the Fund in which the investor is eligible to participate. Please contact your financial intermediary or, for R6 shares, the Schroders’ Client Service team for more information.

Cost Basis Reporting

Upon the redemption, sale or exchange of your shares in a Fund, the Fund or, if you purchase your shares through a financial intermediary, your financial intermediary, generally will be required to provide you and the Internal Revenue Service with cost basis and certain other related tax information about the Fund shares you redeemed, sold or exchanged. Please visit the Funds’ website at www.schroderfunds.com or contact the Funds by calling (800) 464-3108, or consult your financial intermediary, as appropriate, for more information regarding available methods for cost basis reporting and how to select or change a particular method. Please consult your tax advisor to determine which available cost basis method is best for you.

Dividends and Distributions

Schroder Long Duration Investment-Grade Bond Fund and Schroder Core Bond Fund declare dividends from net investment income monthly and distribute these dividends monthly. Schroder Total Return Fixed Income Fund declares dividends from net investment income daily and distributes these dividends monthly. Schroder North American Equity Fund declares dividends from net investment income annually and distributes these dividends annually. All Funds distribute any net realized capital gain at least annually. Each Fund reserves the right to declare dividends and make distributions more frequently in its discretion. All Funds make distributions from net capital gain after applying any available capital loss carryovers.

Shares begin to earn dividends on the first business day following the day of purchase. Shares earn dividends through the date of redemption.

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Schroder Mutual Funds	Prospectus

You can choose from four distribution options:

●	Reinvest all distributions in additional shares of your share class of your Fund;

●	Receive distributions from net investment income in cash while reinvesting capital gains distributions in additional shares of your share class of your Fund;

●

For each Fund except Schroder North American Equity Fund, receive distributions from net investment income in additional shares of your share class of your Fund while receiving capital gain distributions in cash; or

●	Receive all distributions in cash.

You can change your distribution option by notifying DST AMS in writing. If you do not select an option when you open your account, all distributions by a Fund will be reinvested in shares of your share class of that Fund. You will receive a statement confirming reinvestment of distributions in additional Fund shares promptly following the period in which the reinvestment occurs.

If correspondence to a shareholder’s address of record is returned, then, unless DST AMS determines the shareholder’s new address, DST AMS will reinvest dividends and other distributions returned to it in the applicable Fund(s), and if the correspondence included checks, the checks will be canceled and re-deposited to the shareholder’s account at then-current net asset value.

Frequent Purchases and Redemptions of Fund Shares

Excessive trading can hurt Fund performance, operations, and shareholders. The Board of Trustees of each of the Funds has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders. Each Fund discourages, and does not accommodate, frequent purchases and redemptions of the Fund’s shares to the extent Schroders believes that such trading is harmful to a Fund’s shareholders, although a Fund will not necessarily prevent all frequent trading in its shares. Each Fund reserves the right, in its discretion, to reject any purchase, in whole or in part (including, without limitation, purchases by persons whose trading activity Schroders believes could be harmful to the Fund). Each Trust or Schroders may also limit the amount or number of exchanges or reject any purchase by exchange if the Trust or Schroders believes that the investor in question is engaged in “market timing activities” or similar activities that may be harmful to a Fund or its shareholders, although the Trusts and Schroders have not established any maximum amount or number of such exchanges that may occur in any period (although it is possible that an intermediary may have number limitations). Each Trust generally expects to inform any persons that their purchase has been rejected within 24 hours.

The ability of Schroders to monitor trades that are placed through omnibus or other nominee accounts is limited in those instances in which the broker, retirement plan administrator, or fee-based program sponsor does not provide complete information to Schroders regarding underlying beneficial owners of Fund shares. Each Trust or the Distributor may enter into written agreements with financial intermediaries who hold omnibus accounts that require the intermediaries to provide certain information to the Trust regarding shareholders who hold shares through such accounts and to restrict or prohibit trading in Fund shares by shareholders identified by the Trust as having engaged in trades that violate the Trusts’ “market timing” policies. Each Trust or Schroders may take any steps they consider appropriate in respect of frequent trading in omnibus accounts, including seeking additional information from the holder of the omnibus account or potentially closing the omnibus account (although there can be no assurance that the Trust or Schroders would do so). Please see the SAI for additional information on frequent purchases and redemptions of Fund shares. There can be no assurance that the Funds or Schroders will identify all harmful purchase or redemption activity, or market timing or similar activities, affecting the Funds, or that the Funds or Schroders will be successful in limiting or eliminating such activities.

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Schroder Mutual Funds	Prospectus

Payments to Financial Intermediaries

Schroders, or its affiliates may, at their own expense and out of their own assets, provide compensation to financial intermediaries in connection with sales of Fund shares or shareholder servicing (although typically not in connection with sales of R6 Shares).

Financial intermediaries are firms that, for compensation, sell shares of mutual funds, including the Funds, and/or provide certain administrative, recordkeeping, and account maintenance services to mutual fund shareholders. These financial intermediaries may include, among others, brokers, financial planners or advisers, banks (including bank trust departments), retirement plan and qualified tuition program administrators, third-party administrators, and insurance companies.

In some cases, a financial intermediary may hold its clients’ shares of the Funds in nominee or street name. Financial intermediaries may provide shareholder services, which may include, among other things: maintaining investor accounts at the financial intermediary level and processing and providing recordkeeping services in respect of purchases, redemptions and exchanges by such accounts; processing and mailing trade confirmations, periodic statements, prospectuses, annual and semiannual reports, shareholder notices, and other SEC-required communications; processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals and automated investment plans and shareholder account registrations.

Each Fund, except Schroder North American Equity Fund, may make payments (directly or through Schroders, SIDCO or their affiliates) out of the assets attributable to its Investor Shares to a Shareholder Servicer for providing services and/or incurring expenses directly or indirectly supporting or relating to the shareholder servicing function as compensation for such services, and not for distribution services or expenses. The amount of such payment borne by the Funds is limited to 0.15% of a Fund’s average daily net assets attributable to Investor Shares of the Fund. The amounts paid by the Funds are reviewed periodically by the Trustees. Schroders, or any of its affiliates, may from time to time, from their own assets, also make payments to financial intermediaries for shareholder services in excess of 0.15% of a Fund’s average daily net assets attributable to Investor Shares of the Fund or for distribution-related services.

The compensation paid by Schroders, or its affiliates, or by a Fund to an intermediary is typically paid continually over time, during the period when the intermediary’s clients hold investments in the Funds. The amount of continuing compensation paid by Schroders, or its affiliates, or by a Fund to different financial intermediaries for distribution and/or shareholder services for the Fund may vary by financial intermediary, may vary depending on the Fund and the applicable Share Class, and may vary from amounts paid to the Trusts’ transfer agent for providing similar services to other accounts. This compensation is in addition to any payments made to financial intermediaries by the Funds. In addition, Schroders, or its affiliates may also pay financial intermediaries one-time charges for setting up access for the Funds on particular platforms, as well as transaction fees, or per position fees.

Schroders, or its affiliates, at their own expense and out of their own assets, also may provide other compensation to financial intermediaries in connection with conferences, sales, or training programs for their employees, seminars for the public, advertising or sales campaigns, or other financial intermediary-sponsored special events. In some instances, the compensation may be made available only to certain financial intermediaries whose representatives have sold or are expected to sell significant amounts of shares. Intermediaries that are registered broker-dealers may not use sales of Fund shares to qualify for this compensation to the extent prohibited by the laws or rules of any state or any self-regulatory agency, such as the Financial Industry Regulatory Authority (“FINRA”).

If payments to financial intermediaries by Schroders, or its affiliates, for the Funds exceed payments by other mutual fund complexes, your financial advisor and the financial intermediary employing him or her may have an incentive to recommend the Funds over other mutual funds. A financial intermediary could also have an incentive to recommend a particular Fund or share class. Please speak with your financial advisor

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Schroder Mutual Funds	Prospectus

to learn more about the total amounts paid to your financial advisor and his or her firm by Schroders and its affiliates, and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your financial intermediary at the time of purchase.

SFA served as the Funds’ distributor prior to March 13, 2017. Although SFA has been replaced by SIDCO as the Funds’ distributor, SFA continues to be involved in the distribution of shares of the Funds through an agreement with SIDCO, and SFA, Schroders and their affiliates continue to provide shareholder services.

Fiscal Year End

The Funds’ fiscal year ends on October 31.

Taxes

You should always consult your tax advisor for specific guidance regarding the federal, state and local tax effects of your investment in the Funds. The following is a summary of the U.S. federal income tax consequences of investing in the Funds. This summary does not apply to shares held in an individual retirement account or other tax-qualified plans, which are generally not subject to current tax. Transactions relating to shares held in such accounts may, however, be taxable at some time in the future.

The Tax Cuts and Jobs Act (the “Tax Act”) made significant changes to the U.S. federal income tax rules for taxation of individuals and corporations, generally effective for taxable years beginning after December 31, 2017. Many of the changes applicable to individuals are temporary and only apply to taxable years beginning after December 31, 2017 and before January 1, 2026. There are only minor changes with respect to the specific rules applicable to regulated investment companies, such as the Funds. The Tax Act, however, made numerous other changes to the tax rules that may affect shareholders and the Funds. You are urged to consult your own tax advisor regarding how the Tax Act affects your investment in the Funds.

Taxation of the Funds. Each Fund has elected to be treated and intends to qualify each year as a regulated investment company under the Code. If a Fund qualifies as a regulated investment company that is accorded special tax treatment, the Fund will not be subject to federal income tax on income distributed in a timely manner to its shareholders in the form of dividends (including capital gain dividends, as described below). If a Fund were to fail to meet the requirements to qualify and be eligible for treatment as a regulated investment company and were ineligible to or otherwise did not cure such failure for any year, the Fund would be subject to tax on its taxable income at the corporate rate for such year, and all distributions from earnings and profits, including any distributions of net long-term capital gains, may be taxable to shareholders as ordinary income.

Taxes on dividends and distributions. For federal income tax purposes, distributions of investment income (other than exempt-interest dividends, if any) are generally taxed as ordinary income. Due to the Funds’ investment strategies, it is generally not expected that the Funds will be eligible to pay exempt-interest dividends. Taxes on distributions of capital gains are determined by how long a Fund owned (or is deemed to have owned) the investments that generated the gains, rather than how long you have owned your shares. Distributions of net capital gains from the sale of investments that a Fund has held (or is deemed to have held) for more than one year and that are properly reported by the Fund as capital gain dividends will be taxable as long-term capital gains includible in net capital gain and taxed to individuals at reduced rates. Distributions of gains from the sale of investments that a Fund owned (or is deemed to have owned) for one year or less and certain other gains will be taxable as ordinary income. Distributions of investment income reported by a Fund as derived from “qualified dividend income” will be taxed in the hands of individuals at the reduced rates applicable to net capital gains, provided holding period and other requirements are met at both the shareholder and Fund level. Fixed income funds generally do not generate a significant amount of income that is eligible for treatment as qualified dividend income.

Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder’s investment (and thus were included in the price the shareholder paid). Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares.

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Schroder Mutual Funds	Prospectus

Distributions by a Fund to shareholders that are not “U.S. persons” within the meaning of the Code (“foreign persons”) properly reported by the Fund as (i) capital gain dividends, (ii) “interest-related dividends” (i.e., U.S.-source interest income that, in general, would not be subject to U.S. federal income tax if earned directly by an individual foreign person), and (iii) “short-term capital gain dividends” (i.e., net short-term capital gains in excess of net long-term capital losses, in each case to the extent such distributions were properly reported as such by the regulated investment company) generally are not subject to withholding of U.S. federal income tax. Distributions by a Fund to foreign persons other than capital gain dividends, interest-related dividends, and short-term capital gain dividends generally are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). Foreign persons should refer to the SAI for further information, and should consult their tax advisors as to the tax consequences to them of owning Fund shares.

A 3.8% Medicare contribution tax is imposed on the net investment income of certain individuals, trusts and estates to the extent their income exceeds certain threshold amounts. Net investment income generally includes for this purpose dividends paid by a Fund, including any capital gain dividends and net gains recognized on the sale, redemption or exchange of shares of a Fund. Shareholders are advised to consult their tax advisors regarding the possible implications of this additional tax on their investment in a Fund.

Taxes when you sell, redeem or exchange your shares. Any gain resulting from a redemption, sale or exchange (including an exchange for shares of another fund) of your shares in a Fund will also generally be subject to federal income tax at either short-term or long-term capital gain rates depending on how long you have owned your shares.

Foreign taxes. A Fund’s investments in foreign securities may be subject to foreign withholding or other taxes. In that case, the Fund’s return on those securities will be decreased. Schroder Funds that invest more than 50% of their assets in foreign securities as of the close of the taxable year may elect to permit shareholders to claim a credit or deduction on their income tax returns with respect to foreign taxes paid by such Funds. In addition, investments in foreign securities may increase or accelerate a Fund’s recognition of ordinary income and may affect the timing or amount of a Fund’s distributions.

Foreign currency transactions. Gains or losses attributable to fluctuations in exchange rates between the time a Fund accrues income or receivables or expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such income or receivables or pays such liabilities are generally treated as ordinary income or loss. Similarly, gains or losses on the disposition of debt securities denominated in a foreign currency, foreign currency forward contracts and certain other positions in foreign currency, to the extent attributable to fluctuations in exchange rates generally between the acquisition and disposition dates, are also treated as ordinary income or loss. Such fluctuations may affect the timing, amount and character of distributions to shareholders.

Derivatives, certain debt obligations and certain other investments. A Fund’s use of derivatives may affect a Fund’s ability to qualify as a regulated investment company and the amount, timing, and character of distributions to shareholders and, therefore, may increase the amount of taxes payable by shareholders. Certain of a Fund’s investments, including certain debt obligations and derivative contracts, may cause the Fund to recognize taxable income in excess of the cash generated by such obligations or contracts. Thus, a Fund could be required at times to liquidate other investments, including at times when it may not be advantageous to do so, in order to satisfy its distribution requirements.

Consult your tax advisor about other possible tax consequences. This is a summary of certain U.S. federal income tax consequences of investing in the Funds. Please see the Funds’ SAI for more detailed tax information. You should consult your tax advisor for more information on your own tax situation, including possible other federal, state, local and foreign tax consequences of investing in the Funds.

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Schroder Mutual Funds	Prospectus

Disclosures of Fund Portfolio Information

Please see the Funds’ SAI for a description of the Funds’ policies and procedures regarding the persons to whom the Funds or Schroders may disclose a Fund’s portfolio securities positions, and under which circumstances.

Financial Highlights

The financial highlights below are intended to help you understand the financial performance of each of the Funds for the past five years or, if more recent, since their inception. Certain information reflects financial results for a single Fund share. The total returns represent the total return for an investment in a particular class of shares of a Fund, assuming reinvestment of all dividends and distributions.

The financial highlights have been audited by PricewaterhouseCoopers LLP, independent registered public accountant to the Funds. The audited financial statements for the Funds and the related independent registered public accountant’s report are contained in the respective Schroder Funds’ annual reports and are incorporated by reference into the Funds’ SAI. Copies of the annual reports may be obtained without charge by writing the Funds at P.O. Box 55260, Boston, Massachusetts 02205-5260, or by calling (800) 464-3108. The Schroder Funds’ annual reports are also available on the following website: www.schroderfunds.com.

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Schroder Mutual Funds	Prospectus

Financial Highlights
For the Years or Period Ended October 31,
Selected Per Share Data and Ratios for a Share Outstanding Throughout each Year or Period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gain
North American Equity Fund
Investor Shares
2019	$17.31	$0.31		$1.47	$1.78	$(0.33)	$(1.37)
2018	17.02	0.32		0.93	1.25	(0.28)	(0.68)
2017	14.79	0.30		2.83	3.13	(0.30)	(0.60)
2016	15.14	0.27		0.31	0.58	(0.33)	(0.60)
2015	15.42	0.34		0.21	0.55	(0.29)	(0.54)
Core Bond Fund
R6 Shares
2019	$9.67	$0.29	(1)	$0.79	$1.08	$(0.31)	$—
2018(3)	10.00	0.20	(1)	(0.34)	(0.14)	(0.19)	—

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Schroder Mutual Funds	Prospectus

Total Distributions	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets (Including Waivers and Reimbursements, Excluding Offsets)	Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Offsets)	Ratio of Net Investment Income (Loss) to Average Net Assets (Including Waivers, Reimbursements and Offsets)	Portfolio Turnover Rate

$(1.70)	$17.39	11.88%	$955,332	0.33%	0.33%	1.99%	50%
(0.96)	17.31	7.50	961,578	0.33	0.33	1.69	46
(0.90)	17.02	21.96	1,021,468	0.33	0.33	1.83	46
(0.93)	14.79	4.20	889,400	0.32	0.32	2.03	70
(0.83)	15.14	3.77	759,878	0.32	0.32	1.91	57

$(0.31)	$10.44	11.27%	$62,427	0.32%	0.78%	2.91%	134%
(0.19)	9.67	(1.38)	38,061	0.32	1.48	2.74	48

(1)	Per share net investment income (loss) calculated using average shares.
(2)

Total returns would have been lower had certain Fund expenses not been waived or reimbursed, as applicable, during the periods shown (See Note 3).Total return calculations for a period of less than one year are not annualized.

(3)	Commenced operations on January 31, 2018. All ratios for the period have been annualized, except for the Total Return and Portfolio Turnover Rate.

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Schroder Mutual Funds	Prospectus

Financial Highlights
For the Years or Period Ended October 31,
Selected Per Share Data and Ratios for a Share Outstanding Throughout each Year or Period

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gains (Losses)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gain	Return of Capital
Long Duration Investment-Grade Bond Fund
Investor Shares
2019	$8.02	$0.28	(1)	$1.75	$2.03	$(0.28)	$—	$—
2018	8.88	0.28	(1)	(0.86)	(0.58)	(0.28)	—	—
2017	9.31	0.28	(1)	(0.14)	0.14	(0.28)	(0.29)	—
2016	8.99	0.32	(1)	0.53	0.85	(0.34)	(0.19)	—
2015	10.53	0.36	(1)	(0.24)	0.12	(0.36)	(1.30)	—
Total Return Fixed Income Fund
Investor Shares
2019	$9.37	$0.30		$0.71	$1.01	$(0.30)	$—	$(0.01)
2018	9.91	0.33		(0.56)	(0.23)	(0.24)	—	(0.07)
2017	10.03	0.27		(0.11)	0.16	(0.22)	—	(0.06)
2016	9.97	0.25		0.12	0.37	(0.26)	(0.04)	(0.01)
2015	10.20	0.26		(0.23)	0.03	(0.26)	—	—

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Schroder Mutual Funds	Prospectus

Total Distributions	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets (Including Waivers and Reimbursements, Excluding Offsets)	Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Offsets)	Ratio of Net Investment Income to Average Net Assets (Including Waivers, Reimbursements and Offsets)	Portfolio Turnover Rate

$(0.28)	$9.77	25.74%	$118,547	0.32%	0.52%	3.20%	73%
(0.28)	8.02	(6.69)	99,225	0.34	0.64	3.27	50
(0.57)	8.88	1.79	76,726	0.39	0.77	3.17	62
(0.53)	9.31	9.80	74,232	0.39	0.75	3.48	160
(1.66)	8.99	0.94	21,082	0.40	1.05	3.80	126

$(0.31)	$10.07	10.93%	$42,627	0.40%	0.99%	3.05%	92%
(0.31)	9.37	(2.33)	40,972	0.40	0.85	3.27	79
(0.28)	9.91	1.65	67,199	0.40	0.85	2.95	93
(0.31)	10.03	3.77	97,695	0.40	0.61	2.80	72
(0.26)	9.97	0.30	183,138	0.40	0.56	2.58	93

(1)	Per share net investment income calculated using average shares.
(2)

Total returns would have been lower had certain Fund expenses not been waived or reimbursed, as applicable, during the periods shown (See Note 3). Total return calculations for a period of less than one year are not annualized.

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Schroder Mutual Funds	Prospectus

USA PATRIOT Act

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means to you: When you open an account directly with a Fund, you will be asked your name, address, date of birth, and other information that will allow you to be identified. You may also be asked for other identifying documentation. If a Trust is unable to verify the information shortly after your account is opened, your account may be closed and your shares redeemed at their net asset values at the time of the redemption.

Unclaimed Property

Each state has unclaimed property rules that generally provide for escheatment (or transfer) to the state of unclaimed property under various circumstances. Such circumstances include inactivity (e.g., no owner-initiated contact for a certain period), returned mail (e.g., when mail sent to a shareholder is returned by the post office, or “RPO,” as undeliverable), or a combination of both inactivity and returned mail. Once it flags property as unclaimed, the applicable Fund will attempt to contact the shareholder, but if that attempt is unsuccessful, the account may be considered abandoned and escheated to the state.

Shareholders that reside in the state of Texas may designate a representative to receive escheatment notifications by completing and submitting a designation form that can be found on the website of the Texas Comptroller. While the designated representative does not have any rights to claim or access the shareholder’s account or assets, the escheatment period will cease if the representative communicates knowledge of the shareholder’s location and confirms that the shareholder has not abandoned his or her property. A completed designation form may be mailed to the Funds (if shares are held directly with the Funds) or to the shareholder’s financial intermediary (if shares are not held directly with the Funds).

More information on unclaimed property and how to maintain an active account is available through your state or by calling (800) 464-3108.

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INVESTMENT ADVISER

Schroder Investment Management North America Inc.

7 Bryant Park
1045 Avenue of the Americas
New York, New York 10018

INVESTMENT SUB-ADVISER

Schroder Investment Management North America Limited

31 Gresham Street
London EC2V 7QA

ADMINISTRATOR

SEI Investments Global Funds Services

1 Freedom Valley Drive
Oaks, Pennsylvania 19456

CUSTODIAN

J.P. Morgan Chase Bank

270 Park Avenue
New York, New York 10017

DISTRIBUTOR

SEI Investments Distribution Co.

1 Freedom Valley Drive
Oaks, Pennsylvania 19456

TRANSFER AND DIVIDEND DISBURSING AGENT

DST Asset Manager Solutions, Inc.

2000 Crown Colony Drive
Quincy, Massachusetts 02169

COUNSEL

Morgan, Lewis & Bockius LLP

1701 Market Street
Philadelphia, Pennsylvania 19103

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP

Two Commerce Square
Suite 1800
2001 Market Street
Philadelphia, Pennsylvania 19103

SCHRODER SERIES TRUST

Schroder Long Duration Investment-Grade Bond Fund
Schroder Total Return Fixed Income Fund
Schroder Core Bond Fund

SCHRODER GLOBAL SERIES TRUST

Schroder North American Equity Fund

The Funds have a Statement of Additional Information (“SAI”) and annual and semi-annual reports to shareholders that contain additional information about the Funds. In the Funds’ annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during their last fiscal year. The SAI and the financial statements included in the Funds’ most recent annual reports to shareholders are incorporated by reference into this Prospectus, which means they are part of this Prospectus for legal purposes. You may get free copies of these materials, request other information about the Funds, or make shareholder inquiries by calling (800) 464-3108. From outside the United States, please call (617) 483-5000 and ask to speak with a representative of the Schroder Mutual Funds. The Funds’ SAI, annual reports and semi-annual reports are also available on the following website: www.schroderfunds.com.

You can obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about each Fund from the EDGAR Database on the SEC’s website at: http://www.sec.gov. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov. You may need to refer to the Trusts’ file numbers under the Investment Company Act, which are set forth below.

SCHRODER SERIES TRUST
SCHRODER GLOBAL SERIES TRUST

One Freedom Valley Drive
Oaks, Pennsylvania 19456
(212) 641-3800

File No. 811-7840 – Schroder Series Trust
File No. 811-21364 – Schroder Global Series Trust

SCH-PS-001-0400